UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semiannual reports to shareholders for the period ended September 30, 2023:

•John Hancock Disciplined Value Fund

•John Hancock Disciplined Value Mid Cap Fund

•John Hancock Global Shareholder Yield Fund

•John Hancock International Growth Fund

•John Hancock U.S. Growth Fund

Semiannual report
John Hancock
Disciplined Value Fund
U.S. equity
September 30, 2023

A message to shareholders
Dear shareholder,
U.S. stocks posted gains for the six months ended September 30, 2023, although losses were experienced in August and September. Although the U.S. Federal Reserve continued to raise interest rates, falling inflation gave investors confidence that the tightening cycle would likely recede at some point within the next year. Economic growth, while slowing, remained in positive territory even as interest rates rose. Together, these factors helped stocks overcome potential headwinds such as ongoing geopolitical instability. However, the conflict in the Gaza Strip, which started just after period end, could signal more volatility.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
12	Financial statements
16	Financial highlights
24	Notes to financial statements
32	Evaluation of advisory and subadvisory agreements by the Board of Trustees
39	More information
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2023 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2023 (% of net assets)
JPMorgan Chase & Co.	3.7
Berkshire Hathaway, Inc., Class B	3.7
Alphabet, Inc., Class A	3.4
Bristol-Myers Squibb Company	2.6
Cisco Systems, Inc.	2.4
Sanofi, ADR	1.9
AutoZone, Inc.	1.9
Wells Fargo & Company	1.8
UnitedHealth Group, Inc.	1.8
Marathon Petroleum Corp.	1.8
TOTAL	25.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

COUNTRY COMPOSITION AS OF 9/30/2023 (% of net assets)
United States	87.2
Canada	3.7
Ireland	3.0
United Kingdom	1.9
France	1.9
Switzerland	1.2
Japan	0.8
Netherlands	0.3
TOTAL	100.0
4	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2023	Ending value on 9-30-2023	Expenses paid during period ended 9-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,049.70	$5.23	1.02%
	Hypothetical example	1,000.00	1,019.90	5.15	1.02%
Class C	Actual expenses/actual returns	1,000.00	1,045.70	9.05	1.77%
	Hypothetical example	1,000.00	1,016.20	8.92	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,051.00	3.95	0.77%
	Hypothetical example	1,000.00	1,021.20	3.89	0.77%
Class R2	Actual expenses/actual returns	1,000.00	1,049.10	5.89	1.15%
	Hypothetical example	1,000.00	1,019.30	5.81	1.15%
Class R4	Actual expenses/actual returns	1,000.00	1,050.50	4.61	0.90%
	Hypothetical example	1,000.00	1,020.50	4.55	0.90%
Class R5	Actual expenses/actual returns	1,000.00	1,051.30	3.59	0.70%
	Hypothetical example	1,000.00	1,021.50	3.54	0.70%
Class R6	Actual expenses/actual returns	1,000.00	1,051.30	3.33	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class NAV	Actual expenses/actual returns	1,000.00	1,051.30	3.33	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-23 (unaudited)
	Shares	Value
Common stocks 98.9%		$12,165,179,219
(Cost $9,619,482,428)
Communication services 7.1%		868,371,334
Entertainment 1.0%
Take-Two Interactive Software, Inc. (A)	397,179	55,759,960
Warner Brothers Discovery, Inc. (A)	6,289,164	68,300,321
Interactive media and services 3.8%
Alphabet, Inc., Class A (A)	3,216,509	420,912,368
Match Group, Inc. (A)	1,148,066	44,975,486
Media 0.9%
Omnicom Group, Inc.	1,448,382	107,875,491
Wireless telecommunication services 1.4%
T-Mobile US, Inc. (A)	1,217,763	170,547,708
Consumer discretionary 6.7%		826,188,832
Automobile components 0.6%
BorgWarner, Inc.	1,865,992	75,330,097
Distributors 0.5%
LKQ Corp.	1,279,828	63,364,284
Hotels, restaurants and leisure 1.3%
Booking Holdings, Inc. (A)	33,127	102,162,012
MGM Resorts International	1,681,829	61,824,034
Household durables 1.9%
Mohawk Industries, Inc. (A)	909,476	78,042,136
Sony Group Corp., ADR	1,157,667	95,403,337
Whirlpool Corp.	422,325	56,464,853
Specialty retail 2.4%
AutoZone, Inc. (A)	91,255	231,786,787
Ulta Beauty, Inc. (A)	154,741	61,811,292
Consumer staples 7.3%		895,150,222
Beverages 2.3%
Coca-Cola Europacific Partners PLC	1,572,644	98,258,797
Keurig Dr. Pepper, Inc.	5,663,333	178,791,423
Consumer staples distribution and retail 2.8%
U.S. Foods Holding Corp. (A)	3,311,021	131,447,534
Walmart, Inc.	1,365,685	218,414,002
Personal care products 0.5%
Kenvue, Inc.	3,011,494	60,470,800
Tobacco 1.7%
Philip Morris International, Inc.	2,244,196	207,767,666
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	7

	Shares	Value
Energy 11.5%		$1,410,408,243
Energy equipment and services 2.6%
Halliburton Company	3,142,983	127,290,812
Schlumberger, Ltd.	3,263,632	190,269,746
Oil, gas and consumable fuels 8.9%
BP PLC, ADR	3,558,871	137,799,485
Canadian Natural Resources, Ltd.	2,819,129	182,313,072
Cenovus Energy, Inc.	9,624,889	200,390,189
ConocoPhillips	1,503,931	180,170,934
Marathon Petroleum Corp.	1,451,245	219,631,418
Peabody Energy Corp.	2,542,589	66,081,888
Pioneer Natural Resources Company	463,780	106,460,699
Financials 21.4%		2,632,179,261
Banks 5.5%
JPMorgan Chase & Co.	3,164,141	458,863,728
Wells Fargo & Company	5,399,209	220,611,680
Capital markets 4.3%
Ares Management Corp., Class A	576,468	59,301,263
Intercontinental Exchange, Inc.	909,765	100,092,345
Morgan Stanley	2,650,723	216,484,547
The Goldman Sachs Group, Inc.	460,660	149,055,756
Consumer finance 2.0%
American Express Company	630,562	94,073,545
Discover Financial Services	1,728,159	149,710,414
Financial services 6.2%
Berkshire Hathaway, Inc., Class B (A)	1,294,905	453,605,222
FleetCor Technologies, Inc. (A)	564,848	144,228,288
Global Payments, Inc.	1,388,755	160,248,439
Insurance 3.4%
Aon PLC, Class A	216,555	70,211,462
Arthur J. Gallagher & Company	505,441	115,205,167
Chubb, Ltd.	714,378	148,719,212
The Progressive Corp.	658,781	91,768,193
Health care 14.7%		1,813,977,413
Biotechnology 1.2%
Amgen, Inc.	559,073	150,256,459
Health care providers and services 6.6%
Cencora, Inc.	893,762	160,850,347
Centene Corp. (A)	1,954,401	134,619,141
McKesson Corp.	295,825	128,639,501
The Cigna Group	611,047	174,802,215
UnitedHealth Group, Inc.	436,921	220,291,199
8	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 2.4%
Avantor, Inc. (A)	6,521,936	$137,482,411
ICON PLC (A)	632,259	155,693,779
Pharmaceuticals 4.5%
Bristol-Myers Squibb Company	5,482,953	318,230,592
Sanofi, ADR	4,345,857	233,111,769
Industrials 14.8%		1,821,549,304
Aerospace and defense 3.9%
General Dynamics Corp.	840,666	185,761,966
Howmet Aerospace, Inc.	2,690,430	124,432,388
RTX Corp.	2,360,897	169,913,757
Building products 1.4%
Allegion PLC	829,237	86,406,495
Masco Corp.	1,589,715	84,970,267
Electrical equipment 1.0%
Eaton Corp. PLC	561,699	119,799,163
Machinery 4.4%
Caterpillar, Inc.	214,894	58,666,062
Deere & Company	271,960	102,632,265
Dover Corp.	547,055	76,319,643
Fortive Corp.	1,772,323	131,435,474
Otis Worldwide Corp.	895,830	71,944,107
Wabtec Corp.	954,040	101,385,831
Professional services 1.9%
Jacobs Solutions, Inc.	324,395	44,279,918
Leidos Holdings, Inc.	1,106,214	101,948,682
SS&C Technologies Holdings, Inc.	1,627,953	85,532,651
Trading companies and distributors 2.2%
United Rentals, Inc.	382,481	170,039,578
WESCO International, Inc.	737,596	106,081,057
Information technology 10.8%		1,332,191,749
Communications equipment 2.4%
Cisco Systems, Inc.	5,519,345	296,719,987
IT services 0.9%
Cognizant Technology Solutions Corp., Class A	1,660,645	112,492,092
Semiconductors and semiconductor equipment 6.3%
Advanced Micro Devices, Inc. (A)	1,340,938	137,875,245
Applied Materials, Inc.	1,048,735	145,197,361
Lam Research Corp.	116,886	73,260,638
Microchip Technology, Inc.	1,743,922	136,113,112
Micron Technology, Inc.	2,117,048	144,022,775
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	9

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NXP Semiconductors NV	175,654	$35,116,748
Qualcomm, Inc.	919,294	102,096,792
Technology hardware, storage and peripherals 1.2%
Dell Technologies, Inc., Class C	2,166,865	149,296,999
Materials 3.3%		410,549,148
Chemicals 1.7%
Corteva, Inc.	920,904	47,113,449
DuPont de Nemours, Inc.	1,520,167	113,389,257
Olin Corp.	1,007,749	50,367,295
Construction materials 1.1%
CRH PLC (B)	2,411,215	131,965,797
Metals and mining 0.5%
Teck Resources, Ltd., Class B	1,571,440	67,713,350
Utilities 1.3%		154,613,713
Electric utilities 0.8%
FirstEnergy Corp.	2,767,891	94,606,514
Multi-utilities 0.5%
CenterPoint Energy, Inc.	2,234,905	60,007,199

	Yield (%)	Shares	Value
Short-term investments 1.9%			$234,385,693
(Cost $234,393,186)
Short-term funds 1.9%			234,385,693
John Hancock Collateral Trust (C)	5.2943(D)	5,965,477	59,629,123
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2787(D)	174,756,570	174,756,570

Total investments (Cost $9,853,875,614) 100.8%	$12,399,564,912
Other assets and liabilities, net (0.8%)	(104,251,936)
Total net assets 100.0%	$12,295,312,976

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
10	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

At 9-30-23, the aggregate cost of investments for federal income tax purposes was $9,898,399,139. Net unrealized appreciation aggregated to $2,501,165,773, of which $2,859,334,786 related to gross unrealized appreciation and $358,169,013 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $9,794,238,998) including $58,017,086 of securities loaned	$12,339,935,789
Affiliated investments, at value (Cost $59,636,616)	59,629,123
Total investments, at value (Cost $9,853,875,614)	12,399,564,912
Cash	123,089
Dividends and interest receivable	13,382,218
Receivable for fund shares sold	23,241,145
Receivable for securities lending income	127,918
Other assets	1,176,580
Total assets	12,437,615,862
Liabilities
Payable for investments purchased	66,498,029
Payable for fund shares repurchased	14,215,565
Payable upon return of securities loaned	59,638,425
Payable to affiliates
Accounting and legal services fees	506,953
Transfer agent fees	706,794
Distribution and service fees	16,984
Other liabilities and accrued expenses	720,136
Total liabilities	142,302,886
Net assets	$12,295,312,976
Net assets consist of
Paid-in capital	$8,939,544,445
Total distributable earnings (loss)	3,355,768,531
Net assets	$12,295,312,976

12	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,190,015,278 ÷ 52,185,109 shares)[1]	$22.80
Class C ($69,514,086 ÷ 3,337,664 shares)[1]	$20.83
Class I ($6,003,781,360 ÷ 274,705,620 shares)	$21.86
Class R2 ($49,713,742 ÷ 2,282,746 shares)	$21.78
Class R4 ($56,988,824 ÷ 2,608,036 shares)	$21.85
Class R5 ($58,569,621 ÷ 2,671,963 shares)	$21.92
Class R6 ($3,783,653,844 ÷ 172,601,764 shares)	$21.92
Class NAV ($1,083,076,221 ÷ 49,382,085 shares)	$21.93
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$24.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	13

STATEMENT OF OPERATIONS For the six months ended 9-30-23 (unaudited)

Investment income
Dividends	$121,655,624
Interest	20,308
Securities lending	311,629
Less foreign taxes withheld	(2,299,646)
Total investment income	119,687,915
Expenses
Investment management fees	37,914,749
Distribution and service fees	2,102,351
Accounting and legal services fees	1,185,522
Transfer agent fees	4,431,597
Trustees’ fees	145,474
Custodian fees	679,135
State registration fees	127,711
Printing and postage	360,994
Professional fees	192,901
Other	133,380
Total expenses	47,273,814
Less expense reductions	(478,010)
Net expenses	46,795,804
Net investment income	72,892,111
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	448,289,570
Affiliated investments	255
448,289,825
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	98,181,594
Affiliated investments	(10,074)
98,171,520
Net realized and unrealized gain	546,461,345
Increase in net assets from operations	$619,353,456
14	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-23 (unaudited)	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$72,892,111	$160,529,940
Net realized gain	448,289,825	412,758,623
Change in net unrealized appreciation (depreciation)	98,171,520	(1,257,795,403)
Increase (decrease) in net assets resulting from operations	619,353,456	(684,506,840)
Distributions to shareholders
From earnings
Class A	—	(74,200,652)
Class C	—	(5,309,741)
Class I	—	(389,166,210)
Class R2	—	(3,173,900)
Class R4	—	(3,287,805)
Class R5	—	(3,734,327)
Class R6	—	(268,993,677)
Class NAV	—	(78,981,499)
Total distributions	—	(826,847,811)
From fund share transactions	(400,485,044)	670,486,527
Total increase (decrease)	218,868,412	(840,868,124)
Net assets
Beginning of period	12,076,444,564	12,917,312,688
End of period	$12,295,312,976	$12,076,444,564
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	15

Financial highlights
CLASS A SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$21.72	$24.55	$24.73	$15.18	$20.25	$22.11
Net investment income[2]	0.10	0.24	0.15	0.18	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.98	(1.63)	3.04	9.65	(4.20)	(0.28)
Total from investment operations	1.08	(1.39)	3.19	9.83	(3.90)	(0.02)
Less distributions
From net investment income	—	(0.23)	(0.16)	(0.28)	(0.25)	(0.23)
From net realized gain	—	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	—	(1.44)	(3.37)	(0.28)	(1.17)	(1.84)
Net asset value, end of period	$22.80	$21.72	$24.55	$24.73	$15.18	$20.25
Total return (%)[3,4]	4.97[5]	(5.60)	13.42	65.19	(20.99)	0.45
Ratios and supplemental data
Net assets, end of period (in millions)	$1,190	$1,185	$1,204	$1,037	$731	$1,092
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[6]	1.02	1.04	1.07	1.07	1.06
Expenses including reductions	1.02[6]	1.01	1.03	1.07	1.06	1.05
Net investment income	0.91[6]	1.04	0.60	0.94	1.44	1.18
Portfolio turnover (%)	23	43	38	55	88	69

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$19.92	$22.62	$23.05	$14.17	$18.98	$20.82
Net investment income (loss)[2]	0.02	0.06	(0.04)	0.03	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.89	(1.49)	2.82	9.00	(3.92)	(0.26)
Total from investment operations	0.91	(1.43)	2.78	9.03	(3.79)	(0.17)
Less distributions
From net investment income	—	(0.06)	—	(0.15)	(0.10)	(0.06)
From net realized gain	—	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	—	(1.27)	(3.21)	(0.15)	(1.02)	(1.67)
Net asset value, end of period	$20.83	$19.92	$22.62	$23.05	$14.17	$18.98
Total return (%)[3,4]	4.57[5]	(6.26)	12.56	63.90	(21.51)	(0.35)
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$79	$116	$135	$140	$235
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78[6]	1.77	1.79	1.82	1.82	1.81
Expenses including reductions	1.77[6]	1.76	1.78	1.82	1.81	1.80
Net investment income (loss)	0.16[6]	0.29	(0.17)	0.19	0.67	0.43
Portfolio turnover (%)	23	43	38	55	88	69

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	17

CLASS I SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$20.80	$23.57	$23.86	$14.65	$19.58	$21.45
Net investment income[2]	0.12	0.28	0.21	0.22	0.34	0.30
Net realized and unrealized gain (loss) on investments	0.94	(1.55)	2.93	9.32	(4.05)	(0.27)
Total from investment operations	1.06	(1.27)	3.14	9.54	(3.71)	0.03
Less distributions
From net investment income	—	(0.29)	(0.22)	(0.33)	(0.30)	(0.29)
From net realized gain	—	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	—	(1.50)	(3.43)	(0.33)	(1.22)	(1.90)
Net asset value, end of period	$21.86	$20.80	$23.57	$23.86	$14.65	$19.58
Total return (%)[3]	5.10[4]	(5.33)	13.73	65.58	(20.77)	0.64
Ratios and supplemental data
Net assets, end of period (in millions)	$6,004	$5,657	$6,039	$5,618	$5,250	$7,399
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.77	0.79	0.82	0.82	0.82
Expenses including reductions	0.77[5]	0.76	0.78	0.82	0.81	0.81
Net investment income	1.16[5]	1.29	0.84	1.18	1.69	1.43
Portfolio turnover (%)	23	43	38	55	88	69

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$20.76	$23.53	$23.83	$14.63	$19.57	$21.43
Net investment income[2]	0.08	0.20	0.11	0.15	0.23	0.22
Net realized and unrealized gain (loss) on investments	0.94	(1.56)	2.93	9.31	(4.03)	(0.27)
Total from investment operations	1.02	(1.36)	3.04	9.46	(3.80)	(0.05)
Less distributions
From net investment income	—	(0.20)	(0.13)	(0.26)	(0.22)	(0.20)
From net realized gain	—	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	—	(1.41)	(3.34)	(0.26)	(1.14)	(1.81)
Net asset value, end of period	$21.78	$20.76	$23.53	$23.83	$14.63	$19.57
Total return (%)[3]	4.91[4]	(5.73)	13.28	64.94	(21.08)	0.24
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$50	$55	$55	$42	$102
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[5]	1.16	1.18	1.21	1.21	1.21
Expenses including reductions	1.15[5]	1.15	1.17	1.20	1.20	1.20
Net investment income	0.78[5]	0.90	0.43	0.80	1.17	1.02
Portfolio turnover (%)	23	43	38	55	88	69

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	19

CLASS R4 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$20.80	$23.58	$23.87	$14.65	$19.59	$21.45
Net investment income[2]	0.11	0.25	0.17	0.20	0.30	0.27
Net realized and unrealized gain (loss) on investments	0.94	(1.57)	2.94	9.32	(4.05)	(0.27)
Total from investment operations	1.05	(1.32)	3.11	9.52	(3.75)	—
Less distributions
From net investment income	—	(0.25)	(0.19)	(0.30)	(0.27)	(0.25)
From net realized gain	—	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	—	(1.46)	(3.40)	(0.30)	(1.19)	(1.86)
Net asset value, end of period	$21.85	$20.80	$23.58	$23.87	$14.65	$19.59
Total return (%)[3]	5.05[4]	(5.52)	13.58	65.34	(20.87)	0.52
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$49	$62	$62	$74	$143
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.01	1.03	1.06	1.06	1.06
Expenses including reductions	0.90[5]	0.90	0.92	0.95	0.95	0.95
Net investment income	1.03[5]	1.14	0.70	1.06	1.50	1.26
Portfolio turnover (%)	23	43	38	55	88	69

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$20.85	$23.63	$23.91	$14.67	$19.62	$21.48
Net investment income[2]	0.13	0.29	0.23	0.23	0.34	0.31
Net realized and unrealized gain (loss) on investments	0.94	(1.56)	2.94	9.35	(4.06)	(0.26)
Total from investment operations	1.07	(1.27)	3.17	9.58	(3.72)	0.05
Less distributions
From net investment income	—	(0.30)	(0.24)	(0.34)	(0.31)	(0.30)
From net realized gain	—	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	—	(1.51)	(3.45)	(0.34)	(1.23)	(1.91)
Net asset value, end of period	$21.92	$20.85	$23.63	$23.91	$14.67	$19.62
Total return (%)[3]	5.13[4]	(5.31)	13.82	65.67	(20.74)	0.75
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$59	$60	$40	$61	$166
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[5]	0.71	0.73	0.76	0.76	0.76
Expenses including reductions	0.70[5]	0.71	0.72	0.75	0.75	0.75
Net investment income	1.22[5]	1.35	0.93	1.24	1.70	1.48
Portfolio turnover (%)	23	43	38	55	88	69

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	21

CLASS R6 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$20.85	$23.62	$23.91	$14.67	$19.61	$21.48
Net investment income[2]	0.14	0.31	0.24	0.24	0.36	0.32
Net realized and unrealized gain (loss) on investments	0.93	(1.56)	2.93	9.35	(4.06)	(0.27)
Total from investment operations	1.07	(1.25)	3.17	9.59	(3.70)	0.05
Less distributions
From net investment income	—	(0.31)	(0.25)	(0.35)	(0.32)	(0.31)
From net realized gain	—	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	—	(1.52)	(3.46)	(0.35)	(1.24)	(1.92)
Net asset value, end of period	$21.92	$20.85	$23.62	$23.91	$14.67	$19.61
Total return (%)[3]	5.13[4]	(5.22)	13.82	65.74	(20.66)	0.76
Ratios and supplemental data
Net assets, end of period (in millions)	$3,784	$3,846	$4,009	$3,844	$3,369	$4,584
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.66	0.68	0.71	0.71	0.71
Expenses including reductions	0.65[5]	0.66	0.68	0.71	0.70	0.70
Net investment income	1.28[5]	1.40	0.95	1.30	1.81	1.54
Portfolio turnover (%)	23	43	38	55	88	69

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
22	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$20.86	$23.63	$23.92	$14.68	$19.62	$21.49
Net investment income[2]	0.14	0.31	0.24	0.25	0.36	0.33
Net realized and unrealized gain (loss) on investments	0.93	(1.56)	2.93	9.34	(4.06)	(0.28)
Total from investment operations	1.07	(1.25)	3.17	9.59	(3.70)	0.05
Less distributions
From net investment income	—	(0.31)	(0.25)	(0.35)	(0.32)	(0.31)
From net realized gain	—	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	—	(1.52)	(3.46)	(0.35)	(1.24)	(1.92)
Net asset value, end of period	$21.93	$20.86	$23.63	$23.92	$14.68	$19.62
Total return (%)[3]	5.13[4]	(5.20)	13.83	65.71	(20.64)	0.77
Ratios and supplemental data
Net assets, end of period (in millions)	$1,083	$1,151	$1,372	$1,486	$887	$1,105
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.65	0.68	0.70	0.70	0.70
Expenses including reductions	0.65[5]	0.65	0.67	0.70	0.69	0.69
Net investment income	1.28[5]	1.40	0.95	1.31	1.83	1.54
Portfolio turnover (%)	23	43	38	55	88	69

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
24	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	25

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2023, the fund loaned securities valued at $58,017,086 and received $59,638,425 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2023 were $23,081.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
26	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund’s average daily net assets; (b) 0.675% of the next $500 million of the fund’s average daily net assets; (c) 0.650% of the next $500 million of the fund’s average daily net assets; (d) 0.625% of the next $1 billion of the fund’s average daily net assets; (e) 0.600% of the next $10 billion of the fund’s average daily net assets; and (f) 0.575% of the fund’s average daily net assets in excess of $12.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	27

For the six months ended September 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$44,077
Class C	2,736
Class I	217,933
Class R2	1,835
Class R4	1,735
Class	Expense reduction
Class R5	$2,242
Class R6	141,540
Class NAV	42,189
Total	$454,287

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2023, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $23,723 for Class R4 shares for the six months ended September 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $268,941 for the six months ended September 30, 2023. Of this amount, $45,518 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $223,423 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
28	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2023, CDSCs received by the Distributor amounted to $4,877 and $1,536 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,505,784	$721,082
Class C	374,398	44,917
Class I	—	3,560,766
Class R2	124,960	1,304
Class R4	82,055	1,236
Class R5	15,154	1,589
Class R6	—	100,703
Total	$2,102,351	$4,431,597
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$25,220,000	5	5.797%	$20,306
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	29

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2023 and for the year ended March 31, 2023 were as follows:
	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,812,076	$85,636,556	11,487,537	$260,789,383
Distributions reinvested	—	—	3,232,754	69,439,558
Repurchased	(6,152,413)	(138,549,978)	(9,230,692)	(208,120,479)
Net increase (decrease)	(2,340,337)	$(52,913,422)	5,489,599	$122,108,462
Class C shares
Sold	171,641	$3,530,155	540,145	$11,257,476
Distributions reinvested	—	—	255,062	5,034,920
Repurchased	(809,798)	(16,718,869)	(1,952,915)	(40,475,652)
Net decrease	(638,157)	$(13,188,714)	(1,157,708)	$(24,183,256)
Class I shares
Sold	33,432,854	$716,126,310	78,536,957	$1,698,598,666
Distributions reinvested	—	—	14,783,198	303,794,722
Repurchased	(30,782,733)	(664,877,252)	(77,508,306)	(1,673,382,213)
Net increase	2,650,121	$51,249,058	15,811,849	$329,011,175
Class R2 shares
Sold	121,025	$2,611,470	350,725	$7,554,442
Distributions reinvested	—	—	130,818	2,686,996
Repurchased	(229,131)	(4,907,834)	(415,824)	(8,986,710)
Net increase (decrease)	(108,106)	$(2,296,364)	65,719	$1,254,728
Class R4 shares
Sold	780,882	$17,288,336	365,406	$7,960,704
Distributions reinvested	—	—	159,835	3,287,805
Repurchased	(526,371)	(11,292,621)	(783,372)	(17,255,440)
Net increase (decrease)	254,511	$5,995,715	(258,131)	$(6,006,931)
Class R5 shares
Sold	238,369	$5,146,750	605,864	$13,215,144
Distributions reinvested	—	—	180,756	3,723,568
Repurchased	(393,410)	(8,652,166)	(506,554)	(11,099,083)
Net increase (decrease)	(155,041)	$(3,505,416)	280,066	$5,839,629
30	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	10,521,977	$226,649,998	38,201,528	$836,424,332
Distributions reinvested	—	—	11,897,340	244,966,235
Repurchased	(22,429,967)	(482,785,596)	(35,301,198)	(766,137,436)
Net increase (decrease)	(11,907,990)	$(256,135,598)	14,797,670	$315,253,131
Class NAV shares
Sold	2,000,350	$42,771,370	2,897,018	$61,504,415
Distributions reinvested	—	—	3,834,053	78,981,499
Repurchased	(7,823,778)	(172,461,673)	(9,597,497)	(213,276,325)
Net decrease	(5,823,428)	$(129,690,303)	(2,866,426)	$(72,790,411)
Total net increase (decrease)	(18,068,427)	$(400,485,044)	32,162,638	$670,486,527
Affiliates of the fund owned 87% of shares of Class NAV on September 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,741,584,119 and $2,870,662,251, respectively, for the six months ended September 30, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2023, funds within the John Hancock group of funds complex held 7.4% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,965,477	$7,490,790	$581,635,326	$(529,487,174)	$255	$(10,074)	$311,629	—	$59,629,123

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	31

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 30-June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
32	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	33

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board also noted that the fund outperformed its peer group median for the one-, three- and ten-year periods ended December 31, 2022 and underperformed its peer group median for the five-year period. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to its peer group median for the one-, three- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The
34	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	35

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
36	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	37

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
38	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
David T. Cohen, CFA
Mark E. Donovan, CFA
David J. Pyle, CFA
Joshua White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	39

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3149075	340SA 9/23
11/2023

Semiannual report
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
September 30, 2023

A message to shareholders
Dear shareholder,
U.S. stocks posted gains for the six months ended September 30, 2023, although losses were experienced in August and September. Although the U.S. Federal Reserve continued to raise interest rates, falling inflation gave investors confidence that the tightening cycle would likely recede at some point within the next year. Economic growth, while slowing, remained in positive territory even as interest rates rose. Together, these factors helped stocks overcome potential headwinds such as ongoing geopolitical instability. However, the conflict in the Gaza Strip, which started just after period end, could signal more volatility.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Mid Cap Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
12	Financial statements
15	Financial highlights
21	Notes to financial statements
29	Evaluation of advisory and subadvisory agreements by the Board of Trustees
36	More information
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital with current income as a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2023 (%)

The Russell Midcap Value Index tracks the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2023 (% of net assets)
Ameriprise Financial, Inc.	2.2
AMETEK, Inc.	1.8
Parker-Hannifin Corp.	1.7
Cencora, Inc.	1.7
AutoZone, Inc.	1.6
Halliburton Company	1.6
CenterPoint Energy, Inc.	1.5
Textron, Inc.	1.4
Howmet Aerospace, Inc.	1.4
Dover Corp.	1.3
TOTAL	16.2
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2023	Ending value on 9-30-2023	Expenses paid during period ended 9-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,028.50	$5.68	1.12%
	Hypothetical example	1,000.00	1,019.40	5.65	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,024.30	9.46	1.87%
	Hypothetical example	1,000.00	1,015.70	9.42	1.87%
Class I	Actual expenses/actual returns	1,000.00	1,029.90	4.42	0.87%
	Hypothetical example	1,000.00	1,020.70	4.40	0.87%
Class R2	Actual expenses/actual returns	1,000.00	1,027.60	6.34	1.25%
	Hypothetical example	1,000.00	1,018.80	6.31	1.25%
Class R4	Actual expenses/actual returns	1,000.00	1,028.70	5.07	1.00%
	Hypothetical example	1,000.00	1,020.00	5.05	1.00%
Class R6	Actual expenses/actual returns	1,000.00	1,030.30	3.81	0.75%
	Hypothetical example	1,000.00	1,021.30	3.79	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Fund’s investments
AS OF 9-30-23 (unaudited)
	Shares	Value
Common stocks 97.3%		$19,351,134,942
(Cost $14,877,957,461)
Communication services 1.8%		350,611,976
Entertainment 0.7%
Take-Two Interactive Software, Inc. (A)	987,457	138,629,088
Interactive media and services 0.4%
Match Group, Inc. (A)	1,941,387	76,053,836
Media 0.7%
TEGNA, Inc.	3,750,589	54,646,082
The Interpublic Group of Companies, Inc.	2,836,112	81,282,970
Consumer discretionary 14.2%		2,836,309,853
Automobile components 1.0%
Gentex Corp.	4,238,328	137,915,193
Lear Corp.	449,968	60,385,706
Automobiles 0.5%
Harley-Davidson, Inc.	2,958,825	97,818,755
Broadline retail 0.7%
eBay, Inc.	2,994,987	132,048,977
Distributors 0.3%
LKQ Corp.	1,162,433	57,552,058
Diversified consumer services 0.9%
frontdoor, Inc. (A)	3,510,776	107,394,638
H&R Block, Inc.	1,943,426	83,683,924
Hotels, restaurants and leisure 4.4%
Boyd Gaming Corp.	1,408,721	85,692,498
Churchill Downs, Inc.	312,124	36,218,869
Darden Restaurants, Inc.	777,914	111,412,843
Domino’s Pizza, Inc.	184,714	69,967,816
Expedia Group, Inc. (A)	1,349,769	139,120,691
International Game Technology PLC	1,896,299	57,495,786
Las Vegas Sands Corp.	1,871,974	85,811,288
Marriott International, Inc., Class A	844,826	166,058,999
Wyndham Hotels & Resorts, Inc.	1,798,073	125,037,996
Household durables 2.7%
Garmin, Ltd.	1,046,783	110,121,572
Mohawk Industries, Inc. (A)	104,647	8,979,759
NVR, Inc. (A)	20,722	123,571,503
Tempur Sealy International, Inc.	4,026,911	174,526,323
Whirlpool Corp.	921,892	123,256,960
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Leisure products 0.7%
Polaris, Inc.	1,348,400	$140,422,376
Specialty retail 2.7%
AutoZone, Inc. (A)	128,033	325,202,540
Ross Stores, Inc.	1,889,373	213,404,680
Textiles, apparel and luxury goods 0.3%
Ralph Lauren Corp.	544,475	63,208,103
Consumer staples 2.1%		411,769,035
Beverages 0.5%
Coca-Cola Europacific Partners PLC	1,635,060	102,158,549
Consumer staples distribution and retail 1.2%
U.S. Foods Holding Corp. (A)	5,653,310	224,436,407
Personal care products 0.4%
Kenvue, Inc.	4,241,737	85,174,079
Energy 5.7%		1,127,390,216
Energy equipment and services 2.9%
Halliburton Company	7,742,278	313,562,259
Schlumberger, Ltd.	2,562,817	149,412,231
Weatherford International PLC (A)	1,316,087	118,882,139
Oil, gas and consumable fuels 2.8%
Devon Energy Corp.	2,260,508	107,826,232
Diamondback Energy, Inc.	635,229	98,384,268
Marathon Petroleum Corp.	879,854	133,157,104
Pioneer Natural Resources Company	573,542	131,656,566
Valero Energy Corp.	525,788	74,509,417
Financials 15.2%		3,022,959,599
Banks 2.1%
East West Bancorp, Inc.	1,139,713	60,074,272
Fifth Third Bancorp	7,515,849	190,376,455
Huntington Bancshares, Inc.	15,685,443	163,128,607
Capital markets 4.2%
Ameriprise Financial, Inc.	1,306,546	430,742,084
Ares Management Corp., Class A	1,453,163	149,486,878
Evercore, Inc., Class A	798,503	110,097,594
LPL Financial Holdings, Inc.	602,477	143,178,659
Consumer finance 1.5%
Discover Financial Services	2,645,484	229,178,279
SLM Corp.	2,514,422	34,246,428
Synchrony Financial	1,481,366	45,285,359
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	7

	Shares	Value
Financials (continued)
Financial services 1.6%
Fidelity National Information Services, Inc.	1,117,378	$61,757,482
FleetCor Technologies, Inc. (A)	409,908	104,665,909
Global Payments, Inc.	536,461	61,902,235
Rocket Companies, Inc., Class A (A)(B)	4,435,768	36,284,582
Voya Financial, Inc.	748,330	49,726,529
Insurance 5.8%
Aflac, Inc.	1,682,819	129,156,358
Aon PLC, Class A	401,648	130,222,315
Arch Capital Group, Ltd. (A)	1,294,004	103,145,059
Arthur J. Gallagher & Company	690,173	157,311,132
Everest Group, Ltd.	456,924	169,824,943
First American Financial Corp.	2,404,544	135,832,691
Globe Life, Inc.	1,369,888	148,947,922
RenaissanceRe Holdings, Ltd.	426,121	84,337,868
Ryan Specialty Holdings, Inc. (A)	753,471	36,467,996
The Travelers Companies, Inc.	352,593	57,581,963
Health care 7.8%		1,549,342,471
Health care equipment and supplies 0.6%
Zimmer Biomet Holdings, Inc.	1,086,633	121,941,955
Health care providers and services 4.5%
AMN Healthcare Services, Inc. (A)	829,126	70,624,953
Cencora, Inc.	1,823,735	328,217,588
Centene Corp. (A)	1,375,719	94,759,525
HCA Healthcare, Inc.	278,240	68,441,475
Humana, Inc.	207,214	100,813,755
Laboratory Corp. of America Holdings	320,566	64,449,794
Molina Healthcare, Inc. (A)	505,858	165,865,780
Life sciences tools and services 2.7%
Avantor, Inc. (A)	6,805,343	143,456,630
Fortrea Holdings, Inc. (A)	2,760,297	78,916,891
ICON PLC (A)	993,708	244,700,595
IQVIA Holdings, Inc. (A)	341,314	67,153,530
Industrials 24.3%		4,829,751,198
Aerospace and defense 5.3%
BWX Technologies, Inc.	2,237,268	167,750,355
Curtiss-Wright Corp.	895,134	175,115,064
Hexcel Corp.	1,557,467	101,453,400
Howmet Aerospace, Inc.	5,910,310	273,351,838
L3Harris Technologies, Inc.	299,391	52,129,961
Textron, Inc.	3,590,753	280,581,439
8	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Air freight and logistics 0.9%
Expeditors International of Washington, Inc.	1,578,632	$180,958,586
Building products 3.0%
Advanced Drainage Systems, Inc.	640,496	72,907,660
Allegion PLC	1,798,995	187,455,279
Builders FirstSource, Inc. (A)	528,842	65,835,541
Masco Corp.	3,605,652	192,722,099
Resideo Technologies, Inc. (A)	4,204,414	66,429,741
Commercial services and supplies 0.8%
RB Global, Inc.	2,569,056	160,566,000
Electrical equipment 3.5%
AMETEK, Inc.	2,411,897	356,381,901
Atkore, Inc. (A)	208,036	31,036,891
Eaton Corp. PLC	786,016	167,641,492
nVent Electric PLC	2,450,082	129,829,845
Ground transportation 1.6%
Landstar System, Inc.	868,617	153,693,092
Norfolk Southern Corp.	871,757	171,675,106
Machinery 4.8%
Dover Corp.	1,850,515	258,165,348
Fortive Corp.	1,592,453	118,096,314
ITT, Inc.	827,712	81,041,282
Otis Worldwide Corp.	1,987,587	159,623,112
Parker-Hannifin Corp.	873,980	340,432,690
Passenger airlines 0.3%
Alaska Air Group, Inc. (A)	1,767,363	65,533,820
Professional services 2.9%
ASGN, Inc. (A)	746,562	60,979,184
Leidos Holdings, Inc.	747,987	68,934,482
Robert Half, Inc.	1,114,384	81,662,060
Science Applications International Corp.	1,045,996	110,394,418
SS&C Technologies Holdings, Inc.	2,821,219	148,226,846
TransUnion	1,435,792	103,075,508
Trading companies and distributors 1.2%
Ferguson PLC	1,107,630	182,171,906
WESCO International, Inc.	444,298	63,898,938
Information technology 8.7%		1,735,706,600
Electronic equipment, instruments and components 2.1%
CDW Corp.	399,632	80,629,752
Flex, Ltd. (A)	3,506,998	94,618,806
TE Connectivity, Ltd.	1,329,287	164,206,823
Zebra Technologies Corp., Class A (A)	366,015	86,573,528
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	9

	Shares	Value
Information technology (continued)
IT services 0.7%
Cognizant Technology Solutions Corp., Class A	2,062,761	$139,731,430
Semiconductors and semiconductor equipment 2.8%
KLA Corp.	149,447	68,545,361
Microchip Technology, Inc.	1,458,224	113,814,383
NXP Semiconductors NV	474,398	94,841,648
Qorvo, Inc. (A)	1,027,725	98,116,906
Teradyne, Inc.	1,780,512	178,870,236
Software 1.7%
Check Point Software Technologies, Ltd. (A)	1,454,050	193,795,784
Gen Digital, Inc.	7,660,693	135,441,052
Technology hardware, storage and peripherals 1.4%
Dell Technologies, Inc., Class C	2,908,174	200,373,189
NetApp, Inc.	1,135,315	86,147,702
Materials 6.3%		1,250,179,955
Chemicals 4.6%
Axalta Coating Systems, Ltd. (A)	4,112,541	110,627,353
CF Industries Holdings, Inc.	1,427,311	122,377,645
Corteva, Inc.	3,654,365	186,957,313
DuPont de Nemours, Inc.	2,828,335	210,965,508
FMC Corp.	1,214,503	81,335,266
PPG Industries, Inc.	1,563,564	202,950,607
Containers and packaging 1.2%
Avery Dennison Corp.	765,808	139,890,147
Packaging Corp. of America	614,885	94,415,592
Metals and mining 0.5%
Teck Resources, Ltd., Class B	2,336,053	100,660,524
Real estate 6.8%		1,351,577,327
Health care REITs 1.2%
Healthpeak Properties, Inc.	4,637,819	85,150,357
Welltower, Inc.	1,966,700	161,112,064
Industrial REITs 0.7%
EastGroup Properties, Inc.	403,615	67,214,006
Rexford Industrial Realty, Inc.	1,292,446	63,782,210
Residential REITs 1.9%
American Homes 4 Rent, Class A	2,739,214	92,284,120
Equity LifeStyle Properties, Inc.	926,166	59,006,036
Equity Residential	2,052,841	120,522,295
Essex Property Trust, Inc.	523,453	111,019,147
Retail REITs 1.8%
Regency Centers Corp.	3,066,259	182,258,435
10	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Retail REITs (continued)
Simon Property Group, Inc.	1,556,215	$168,117,906
Specialized REITs 1.2%
Lamar Advertising Company, Class A	1,671,443	139,515,347
VICI Properties, Inc.	3,491,251	101,595,404
Utilities 4.4%		885,536,712
Electric utilities 2.3%
American Electric Power Company, Inc.	2,087,804	157,044,617
Entergy Corp.	2,105,573	194,765,503
FirstEnergy Corp.	3,387,305	115,778,085
Multi-utilities 2.1%
CenterPoint Energy, Inc.	11,266,208	302,497,681
DTE Energy Company	1,162,881	115,450,826

	Yield (%)	Shares	Value
Short-term investments 2.7%			$546,132,220
(Cost $546,133,809)
Short-term funds 2.7%			546,132,220
John Hancock Collateral Trust (C)	5.2943(D)	1,512,685	15,120,351
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2787(D)	531,011,869	531,011,869

Total investments (Cost $15,424,091,270) 100.0%	$19,897,267,162
Other assets and liabilities, net (0.0%)	(4,807,657)
Total net assets 100.0%	$19,892,459,505

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
At 9-30-23, the aggregate cost of investments for federal income tax purposes was $15,565,564,158. Net unrealized appreciation aggregated to $4,331,703,004, of which $4,830,233,882 related to gross unrealized appreciation and $498,530,878 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $15,408,969,330) including $14,635,409 of securities loaned	$19,882,146,811
Affiliated investments, at value (Cost $15,121,940)	15,120,351
Total investments, at value (Cost $15,424,091,270)	19,897,267,162
Cash	182,981
Dividends and interest receivable	20,998,224
Receivable for fund shares sold	37,480,154
Receivable for investments sold	66,214,840
Receivable for securities lending income	324,014
Other assets	1,840,555
Total assets	20,024,307,930
Liabilities
Payable for investments purchased	93,310,111
Payable for fund shares repurchased	19,873,612
Payable upon return of securities loaned	15,115,550
Payable to affiliates
Accounting and legal services fees	1,029,636
Transfer agent fees	1,361,815
Distribution and service fees	32,557
Other liabilities and accrued expenses	1,125,144
Total liabilities	131,848,425
Net assets	$19,892,459,505
Net assets consist of
Paid-in capital	$14,791,305,201
Total distributable earnings (loss)	5,101,154,304
Net assets	$19,892,459,505

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,300,063,691 ÷ 53,698,713 shares)[1]	$24.21
Class C ($54,501,316 ÷ 2,268,814 shares)[1]	$24.02
Class I ($12,668,495,399 ÷ 496,896,277 shares)	$25.50
Class R2 ($82,195,725 ÷ 3,246,032 shares)	$25.32
Class R4 ($182,500,382 ÷ 7,172,671 shares)	$25.44
Class R6 ($5,604,702,992 ÷ 219,761,503 shares)	$25.50
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$25.48

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-23 (unaudited)

Investment income
Dividends	$187,072,627
Interest	821
Securities lending	1,560,265
Less foreign taxes withheld	(816,883)
Total investment income	187,816,830
Expenses
Investment management fees	71,186,519
Distribution and service fees	2,478,669
Accounting and legal services fees	2,076,718
Transfer agent fees	8,728,432
Trustees’ fees	233,068
Custodian fees	1,101,689
State registration fees	161,748
Printing and postage	592,583
Professional fees	311,234
Other	209,954
Total expenses	87,080,614
Less expense reductions	(818,237)
Net expenses	86,262,377
Net investment income	101,554,453
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	479,130,868
Affiliated investments	5,099
479,135,967
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	290,893
Affiliated investments	(1,589)
289,304
Net realized and unrealized gain	479,425,271
Increase in net assets from operations	$580,979,724
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-23 (unaudited)	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$101,554,453	$212,538,216
Net realized gain	479,135,967	448,458,865
Change in net unrealized appreciation (depreciation)	289,304	(1,813,904,818)
Increase (decrease) in net assets resulting from operations	580,979,724	(1,152,907,737)
Distributions to shareholders
From earnings
Class A	—	(68,491,079)
Class C	—	(2,338,456)
Class I	—	(658,888,932)
Class R2	—	(4,080,287)
Class R4	—	(6,150,289)
Class R6	—	(236,898,601)
Total distributions	—	(976,847,644)
From fund share transactions	(409,333,063)	445,042,085
Total increase (decrease)	171,646,661	(1,684,713,296)
Net assets
Beginning of period	19,720,812,844	21,405,526,140
End of period	$19,892,459,505	$19,720,812,844
14	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.54	$26.25	$25.33	$14.91	$19.08	$22.35
Net investment income	0.09	0.20	0.09	0.10	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.58	(1.69)	2.60	10.54	(3.83)	(1.01)
Total from investment operations	0.67	(1.49)	2.69	10.64	(3.69)	(0.89)
Less distributions
From net investment income	—	(0.19)	(0.07)	(0.14)	(0.14)	(0.13)
From net realized gain	—	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	—	(1.22)	(1.77)	(0.22)	(0.48)	(2.38)
Net asset value, end of period	$24.21	$23.54	$26.25	$25.33	$14.91	$19.08
Total return (%)[3,4]	2.85[5]	(5.53)	10.91	71.55	(20.06)	(2.98)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,300	$1,363	$1,486	$1,204	$782	$1,184
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.12	1.11	1.12	1.12	1.11
Expenses including reductions	1.12[6]	1.11	1.10	1.11	1.12	1.10
Net investment income	0.75[6]	0.83	0.34	0.52	0.70	0.58
Portfolio turnover (%)	16	41	26	52[7]	54	53

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	15

CLASS C SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.45	$26.14	$25.34	$14.94	$19.13	$22.42
Net investment income (loss)	—[2]	0.02	(0.12)	(0.05)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	0.57	(1.68)	2.62	10.53	(3.84)	(1.00)
Total from investment operations	0.57	(1.66)	2.50	10.48	(3.85)	(1.04)
Less distributions
From net realized gain	—	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Net asset value, end of period	$24.02	$23.45	$26.14	$25.34	$14.94	$19.13
Total return (%)[4,5]	2.43[6]	(6.22)	10.12	70.20	(20.63)	(3.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$56	$62	$92	$107	$182
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[7]	1.87	1.86	1.87	1.87	1.86
Expenses including reductions	1.87[7]	1.86	1.85	1.86	1.87	1.85
Net investment income (loss)	—[7,8]	0.08	(0.46)	(0.23)	(0.07)	(0.19)
Portfolio turnover (%)	16	41	26	52[9]	54	53

[1]	Six months ended 9-30-23. Unaudited.
[2]	Less than $0.005 per share.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Less than 0.005%.
[9]	Excludes in-kind transactions.
16	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$24.76	$27.55	$26.49	$15.58	$19.91	$23.22
Net investment income	0.13	0.27	0.16	0.16	0.20	0.18
Net realized and unrealized gain (loss) on investments	0.61	(1.78)	2.74	11.02	(4.00)	(1.06)
Total from investment operations	0.74	(1.51)	2.90	11.18	(3.80)	(0.88)
Less distributions
From net investment income	—	(0.25)	(0.14)	(0.19)	(0.19)	(0.18)
From net realized gain	—	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	—	(1.28)	(1.84)	(0.27)	(0.53)	(2.43)
Net asset value, end of period	$25.50	$24.76	$27.55	$26.49	$15.58	$19.91
Total return (%)[3]	2.99[4]	(5.31)	11.23	71.97	(19.84)	(2.79)
Ratios and supplemental data
Net assets, end of period (in millions)	$12,668	$13,215	$14,847	$11,932	$6,349	$7,784
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.87	0.86	0.87	0.87	0.88
Expenses including reductions	0.87[5]	0.86	0.85	0.86	0.87	0.87
Net investment income	0.99[5]	1.08	0.59	0.78	0.97	0.82
Portfolio turnover (%)	16	41	26	52[6]	54	53

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	17

CLASS R2 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$24.64	$27.41	$26.37	$15.53	$19.85	$23.14
Net investment income	0.08	0.17	0.05	0.08	0.11	0.09
Net realized and unrealized gain (loss) on investments	0.60	(1.76)	2.73	10.96	(3.98)	(1.04)
Total from investment operations	0.68	(1.59)	2.78	11.04	(3.87)	(0.95)
Less distributions
From net investment income	—	(0.15)	(0.04)	(0.12)	(0.11)	(0.09)
From net realized gain	—	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	—	(1.18)	(1.74)	(0.20)	(0.45)	(2.34)
Net asset value, end of period	$25.32	$24.64	$27.41	$26.37	$15.53	$19.85
Total return (%)[3]	2.76[4]	(5.65)	10.78	71.23	(20.14)	(3.14)
Ratios and supplemental data
Net assets, end of period (in millions)	$82	$89	$103	$106	$77	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[5]	1.26	1.25	1.25	1.26	1.27
Expenses including reductions	1.25[5]	1.25	1.24	1.24	1.25	1.26
Net investment income	0.61[5]	0.68	0.18	0.39	0.54	0.41
Portfolio turnover (%)	16	41	26	52[6]	54	53

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
18	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$24.73	$27.51	$26.46	$15.57	$19.90	$23.20
Net investment income	0.11	0.24	0.12	0.14	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.60	(1.77)	2.73	10.99	(4.00)	(1.05)
Total from investment operations	0.71	(1.53)	2.85	11.13	(3.83)	(0.90)
Less distributions
From net investment income	—	(0.22)	(0.10)	(0.16)	(0.16)	(0.15)
From net realized gain	—	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	—	(1.25)	(1.80)	(0.24)	(0.50)	(2.40)
Net asset value, end of period	$25.44	$24.73	$27.51	$26.46	$15.57	$19.90
Total return (%)[3]	2.87[4]	(5.42)	11.06	71.69	(19.96)	(2.90)
Ratios and supplemental data
Net assets, end of period (in millions)	$183	$133	$141	$130	$55	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[5]	1.11	1.10	1.11	1.11	1.12
Expenses including reductions	1.00[5]	1.00	0.99	1.00	1.00	1.01
Net investment income	0.87[5]	0.94	0.43	0.65	0.81	0.68
Portfolio turnover (%)	16	41	26	52[6]	54	53

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	19

CLASS R6 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$24.75	$27.54	$26.48	$15.58	$19.90	$23.21
Net investment income	0.14	0.30	0.19	0.18	0.23	0.21
Net realized and unrealized gain (loss) on investments	0.61	(1.78)	2.74	11.01	(4.00)	(1.07)
Total from investment operations	0.75	(1.48)	2.93	11.19	(3.77)	(0.86)
Less distributions
From net investment income	—	(0.28)	(0.17)	(0.21)	(0.21)	(0.20)
From net realized gain	—	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	—	(1.31)	(1.87)	(0.29)	(0.55)	(2.45)
Net asset value, end of period	$25.50	$24.75	$27.54	$26.48	$15.58	$19.90
Total return (%)[3]	3.03[4]	(5.21)	11.36	72.06	(19.72)	(2.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$5,605	$4,866	$4,768	$3,778	$2,546	$2,994
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.76	0.75	0.76	0.76	0.77
Expenses including reductions	0.75[5]	0.75	0.75	0.75	0.76	0.76
Net investment income	1.13[5]	1.20	0.69	0.88	1.08	0.96
Portfolio turnover (%)	16	41	26	52[6]	54	53

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
20	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	21

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2023, the fund loaned securities valued at $14,635,409 and received $15,115,550 of cash collateral.
22	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2023 were $36,334.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
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Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.775% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $500 million of the fund’s average daily net assets; (d) 0.725% of the next $1 billion of the fund’s average daily net assets; and (e) 0.700% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
24	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

For the six months ended September 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$49,689
Class C	2,051
Class I	472,408
Class R2	3,214
Class	Expense reduction
Class R4	$5,944
Class R6	203,963
Total	$737,269

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2023, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $80,968 for Class R4 shares for the six months ended September 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $458,379 for the six months ended September 30, 2023. Of this amount, $75,804 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $382,575 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	25

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2023, CDSCs received by the Distributor amounted to $7,357 and $1,418 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,697,974	$813,420
Class C	280,187	33,552
Class I	—	7,731,824
Class R2	218,225	2,290
Class R4	282,283	4,121
Class R6	—	143,225
Total	$2,478,669	$8,728,432
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,100,000	1	5.795%	$821
26	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2023 and for the year ended March 31, 2023 were as follows:
	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,369,961	$105,965,457	13,852,974	$329,231,098
Distributions reinvested	—	—	2,704,219	61,764,360
Repurchased	(8,558,869)	(207,493,003)	(15,257,713)	(364,805,578)
Net increase (decrease)	(4,188,908)	$(101,527,546)	1,299,480	$26,189,880
Class C shares
Sold	214,773	$5,214,134	641,646	$15,346,063
Distributions reinvested	—	—	97,300	2,218,445
Repurchased	(320,379)	(7,727,108)	(718,198)	(17,155,641)
Net increase (decrease)	(105,606)	$(2,512,974)	20,748	$408,867
Class I shares
Sold	48,658,620	$1,245,146,474	117,343,311	$2,967,254,216
Distributions reinvested	—	—	24,894,249	597,710,907
Repurchased	(85,462,027)	(2,166,623,383)	(147,506,347)	(3,736,180,507)
Net decrease	(36,803,407)	$(921,476,909)	(5,268,787)	$(171,215,384)
Class R2 shares
Sold	321,761	$8,127,821	783,545	$19,469,456
Distributions reinvested	—	—	154,604	3,698,119
Repurchased	(681,202)	(17,374,470)	(1,079,417)	(27,006,900)
Net decrease	(359,441)	$(9,246,649)	(141,268)	$(3,839,325)
Class R4 shares
Sold	3,539,600	$90,396,014	1,139,876	$28,838,842
Distributions reinvested	—	—	256,477	6,150,289
Repurchased	(1,739,318)	(44,597,034)	(1,133,100)	(28,644,353)
Net increase	1,800,282	$45,798,980	263,253	$6,344,778
Class R6 shares
Sold	46,188,066	$1,164,277,699	52,018,688	$1,332,338,484
Distributions reinvested	—	—	9,178,130	220,183,349
Repurchased	(23,001,175)	(584,645,664)	(37,772,828)	(965,368,564)
Net increase	23,186,891	$579,632,035	23,423,990	$587,153,269
Total net increase (decrease)	(16,470,189)	$(409,333,063)	19,597,416	$445,042,085
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Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,208,029,359 and $3,396,110,409, respectively, for the six months ended September 30, 2023.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,512,685	—	$319,245,349	$(304,128,508)	$5,099	$(1,589)	$1,560,265	—	$15,120,351

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
28	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Mid Cap Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 30-June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of  fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
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Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
30	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	31

(including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
32	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	33

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
34	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	35

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
Timothy P. Collard
Joseph F. Feeney, Jr., CFA
Steven L. Pollack, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
36	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3149082	363SA 9/23
11/2023

Semiannual report
John Hancock
Global Shareholder Yield Fund
International equity
September 30, 2023

A message to shareholders
Dear shareholder,
The world equity markets posted mixed results during the six months ended September 30, 2023. After a strong start to the period, developed market stocks turned lower in July on concerns that rising oil prices would contribute to a reacceleration of inflation and prompt global central banks to keep interest rates higher for longer. In addition, a string of weaker-than-expected economic data and renewed instability in China’s property sector raised the prospect of slowing global growth. The conflict in the Gaza Strip, which started just after period end, could signal more volatility. Emerging markets posted losses for the period while Canada and the United States outpaced their global peers in relative terms.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Shareholder Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
11	Financial statements
15	Financial highlights
21	Notes to financial statements
30	Evaluation of advisory and subadvisory agreements by the Board of Trustees
36	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2023 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2023 (% of net assets)
Broadcom, Inc.	2.5
Microsoft Corp.	2.2
IBM Corp.	2.0
TotalEnergies SE	2.0
AbbVie, Inc.	1.9
Analog Devices, Inc.	1.8
Iron Mountain, Inc.	1.8
Coca-Cola Europacific Partners PLC	1.7
Novartis AG	1.7
Sanofi	1.6
TOTAL	19.2
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

TOP 10 COUNTRIES AS OF 9/30/2023 (% of net assets)
United States	57.2
United Kingdom	9.5
France	7.5
Canada	6.8
Germany	6.0
Switzerland	2.8
South Korea	2.3
Japan	1.8
Italy	1.3
Taiwan	1.0
TOTAL	96.2
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2023	Ending value on 9-30-2023	Expenses paid during period ended 9-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$991.60	$5.43	1.09%
	Hypothetical example	1,000.00	1,019.60	5.50	1.09%
Class C	Actual expenses/actual returns	1,000.00	987.90	9.14	1.84%
	Hypothetical example	1,000.00	1,015.80	9.27	1.84%
Class I	Actual expenses/actual returns	1,000.00	992.90	4.19	0.84%
	Hypothetical example	1,000.00	1,020.80	4.24	0.84%
Class R2	Actual expenses/actual returns	1,000.00	990.90	6.12	1.23%
	Hypothetical example	1,000.00	1,018.90	6.21	1.23%
Class R6	Actual expenses/actual returns	1,000.00	993.40	3.69	0.74%
	Hypothetical example	1,000.00	1,021.30	3.74	0.74%
Class NAV	Actual expenses/actual returns	1,000.00	993.40	3.69	0.74%
	Hypothetical example	1,000.00	1,021.30	3.74	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-23 (unaudited)
	Shares	Value
Common stocks 98.8%		$1,151,868,666
(Cost $950,618,487)
Austria 0.8%		9,244,272
BAWAG Group AG (A)(B)	202,255	9,244,272
Canada 6.8%		79,004,479
BCE, Inc. (C)	307,158	11,725,487
Enbridge, Inc.	302,172	10,022,344
Fortis, Inc.	153,205	5,819,139
Great-West Lifeco, Inc.	224,661	6,427,629
Nutrien, Ltd. (New York Stock Exchange)	143,214	8,844,897
Restaurant Brands International, Inc.	286,730	19,101,953
Royal Bank of Canada	85,686	7,488,259
TELUS Corp.	586,336	9,574,771
France 7.5%		87,811,593
AXA SA	574,369	17,040,879
Cie Generale des Etablissements Michelin SCA	278,877	8,535,580
Orange SA	1,103,625	12,658,876
Sanofi	179,245	19,246,480
TotalEnergies SE	348,195	22,893,601
Vinci SA	67,216	7,436,177
Germany 6.0%		70,038,838
Allianz SE	53,591	12,753,386
Bayer AG	143,819	6,906,824
Deutsche Telekom AG	892,285	18,717,291
DHL Group	341,230	13,845,592
Muenchener Rueckversicherungs-Gesellschaft AG	24,525	9,551,331
Siemens AG	57,830	8,264,414
Ireland 1.0%		11,260,019
Medtronic PLC	143,696	11,260,019
Italy 1.3%		15,186,195
Snam SpA	3,236,426	15,186,195
Japan 1.8%		20,757,494
Astellas Pharma, Inc.	625,200	8,653,786
NET One Systems Company, Ltd.	253,700	4,814,552
Toyota Motor Corp.	406,300	7,289,156
Norway 0.8%		9,794,233
Orkla ASA	1,311,329	9,794,233
South Korea 2.3%		26,658,046
Hyundai Glovis Company, Ltd.	57,830	7,892,992
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	7

	Shares	Value
South Korea (continued)
Samsung Electronics Company, Ltd., GDR (A)	7,569	$9,518,119
SK Telecom Company, Ltd.	240,030	9,246,935
Switzerland 2.8%		32,242,254
Nestle SA	61,161	6,923,182
Novartis AG	190,447	19,450,094
Roche Holding AG	21,498	5,868,978
Taiwan 1.0%		11,313,946
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	130,195	11,313,946
United Kingdom 9.5%		111,299,438
AstraZeneca PLC, ADR	241,616	16,362,236
BAE Systems PLC	704,867	8,565,486
British American Tobacco PLC	504,731	15,847,992
Coca-Cola Europacific Partners PLC	328,211	20,506,623
GSK PLC	675,799	12,227,844
Imperial Brands PLC	407,322	8,263,156
National Grid PLC	875,330	10,468,443
Schroders PLC	1,347,055	6,656,206
Unilever PLC	250,701	12,401,452
United States 57.2%		667,257,859
AbbVie, Inc.	147,755	22,024,360
Air Products & Chemicals, Inc.	23,315	6,607,471
American Electric Power Company, Inc.	159,260	11,979,537
Analog Devices, Inc.	121,717	21,311,430
Apple, Inc.	60,555	10,367,622
AT&T, Inc.	648,247	9,736,670
Bank of America Corp.	224,661	6,151,218
Bristol-Myers Squibb Company	109,617	6,362,171
Broadcom, Inc.	35,425	29,423,288
Chevron Corp.	39,966	6,739,067
Cisco Systems, Inc.	354,855	19,077,005
Columbia Banking System, Inc.	352,736	7,160,541
Cummins, Inc.	52,380	11,966,735
CVS Health Corp.	86,897	6,067,149
Dell Technologies, Inc., Class C	118,992	8,198,549
Dow, Inc.	208,916	10,771,709
Duke Energy Corp.	71,455	6,306,618
Eaton Corp. PLC	30,884	6,586,940
Eli Lilly & Company	14,993	8,053,190
Emerson Electric Company	101,128	9,765,931
Entergy Corp.	82,053	7,589,903
Enterprise Products Partners LP	634,622	17,369,604
Evergy, Inc.	170,161	8,627,163
8	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Hasbro, Inc.	182,271	$12,055,404
IBM Corp.	169,555	23,788,567
Iron Mountain, Inc.	348,195	20,700,193
Johnson & Johnson	39,059	6,083,439
JPMorgan Chase & Co.	95,678	13,875,224
KLA Corp.	26,947	12,359,511
Lazard, Ltd., Class A	346,680	10,750,547
Linde PLC	19,075	7,102,576
Lockheed Martin Corp.	15,482	6,331,519
LyondellBasell Industries NV, Class A	129,286	12,243,384
McDonald’s Corp.	23,315	6,142,104
Merck & Company, Inc.	89,319	9,195,391
MetLife, Inc.	199,530	12,552,432
Microsoft Corp.	79,630	25,143,173
MPLX LP	233,442	8,303,532
MSC Industrial Direct Company, Inc., Class A	167,436	16,433,843
NetApp, Inc.	102,339	7,765,483
NextEra Energy, Inc.	157,703	9,034,805
NiSource, Inc.	254,030	6,269,460
Omnicom Group, Inc.	79,328	5,908,349
Paychex, Inc.	53,895	6,215,710
PepsiCo, Inc.	37,730	6,392,971
Pfizer, Inc.	249,489	8,275,550
Philip Morris International, Inc.	195,594	18,108,093
Pinnacle West Capital Corp.	89,622	6,603,349
Realty Income Corp.	178,335	8,906,050
Regions Financial Corp.	391,491	6,733,645
RTX Corp.	87,709	6,312,417
Texas Instruments, Inc.	72,969	11,602,801
The Coca-Cola Company	132,919	7,440,806
The Home Depot, Inc.	21,194	6,403,979
The PNC Financial Services Group, Inc.	53,895	6,616,689
The Williams Companies, Inc.	192,265	6,477,408
Truist Financial Corp.	227,566	6,510,663
U.S. Bancorp	226,175	7,477,346
United Parcel Service, Inc., Class B	38,755	6,040,742
UnitedHealth Group, Inc.	16,350	8,243,507
Vail Resorts, Inc.	27,250	6,046,503
Verizon Communications, Inc.	270,683	8,772,836
VICI Properties, Inc.	281,138	8,181,116
Walmart, Inc.	42,086	6,730,814
WEC Energy Group, Inc.	79,249	6,383,507
Welltower, Inc.	79,328	6,498,550

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	9

	Yield (%)	Shares	Value
Short-term investments 0.2%			$1,509,639
(Cost $1,509,742)
Short-term funds 0.2%			1,509,639
John Hancock Collateral Trust (D)	5.2943(E)	151,029	1,509,639

Total investments (Cost $952,128,229) 99.0%	$1,153,378,305
Other assets and liabilities, net 1.0%	12,134,102
Total net assets 100.0%	$1,165,512,407

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 9-30-23.
At 9-30-23, the aggregate cost of investments for federal income tax purposes was $954,067,478. Net unrealized appreciation aggregated to $199,310,827, of which $247,869,590 related to gross unrealized appreciation and $48,558,763 related to gross unrealized depreciation.
10	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $950,618,487) including $1,437,262 of securities loaned	$1,151,868,666
Affiliated investments, at value (Cost $1,509,742)	1,509,639
Total investments, at value (Cost $952,128,229)	1,153,378,305
Cash	14,272,356
Foreign currency, at value (Cost $1,796,076)	1,792,181
Dividends and interest receivable	5,054,409
Receivable for fund shares sold	1,425,890
Receivable for investments sold	1,375,060
Receivable for securities lending income	7,011
Receivable from affiliates	11,645
Other assets	179,220
Total assets	1,177,496,077
Liabilities
Payable for investments purchased	8,718,794
Payable for fund shares repurchased	1,493,523
Payable upon return of securities loaned	1,509,139
Payable to affiliates
Accounting and legal services fees	76,933
Transfer agent fees	80,408
Distribution and service fees	111
Other liabilities and accrued expenses	104,762
Total liabilities	11,983,670
Net assets	$1,165,512,407
Net assets consist of
Paid-in capital	$953,194,772
Total distributable earnings (loss)	212,317,635
Net assets	$1,165,512,407

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	11

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($291,372,161 ÷ 28,784,725 shares)[1]	$10.12
Class C ($9,076,526 ÷ 893,766 shares)[1]	$10.16
Class I ($526,855,495 ÷ 51,801,545 shares)	$10.17
Class R2 ($572,031 ÷ 56,096 shares)	$10.20
Class R6 ($265,924,808 ÷ 26,202,531 shares)	$10.15
Class NAV ($71,711,386 ÷ 7,059,424 shares)	$10.16
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-23 (unaudited)

Investment income
Dividends	$27,206,595
Interest	221,831
Securities lending	34,937
Less foreign taxes withheld	(1,754,108)
Total investment income	25,709,255
Expenses
Investment management fees	4,917,375
Distribution and service fees	512,865
Accounting and legal services fees	138,603
Transfer agent fees	525,874
Trustees’ fees	12,917
Custodian fees	144,392
State registration fees	97,034
Printing and postage	44,287
Professional fees	42,136
Other	26,193
Total expenses	6,461,676
Less expense reductions	(1,040,117)
Net expenses	5,421,559
Net investment income	20,287,696
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,246,249)
Affiliated investments	(5,818)
(7,252,067)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(20,569,333)
Affiliated investments	(103)
(20,569,436)
Net realized and unrealized loss	(27,821,503)
Decrease in net assets from operations	$(7,533,807)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-23 (unaudited)	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$20,287,696	$30,738,377
Net realized gain (loss)	(7,252,067)	39,704,284
Change in net unrealized appreciation (depreciation)	(20,569,436)	(101,169,309)
Decrease in net assets resulting from operations	(7,533,807)	(30,726,648)
Distributions to shareholders
From earnings
Class A	(4,504,300)	(26,216,821)
Class C	(114,583)	(1,121,090)
Class I	(8,811,028)	(31,458,709)
Class R2	(8,210)	(44,492)
Class R6	(4,613,253)	(24,441,577)
Class NAV	(1,384,899)	(8,174,701)
Total distributions	(19,436,273)	(91,457,390)
From fund share transactions	(42,618,955)	245,184,839
Total increase (decrease)	(69,589,035)	123,000,801
Net assets
Beginning of period	1,235,101,442	1,112,100,641
End of period	$1,165,512,407	$1,235,101,442
14	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$10.36	$11.64	$11.76	$8.62	$11.03	$11.14
Net investment income[2]	0.16	0.29	0.28	0.27	0.33	0.35
Net realized and unrealized gain (loss) on investments	(0.24)	(0.63)	0.86	3.16	(2.21)	0.16
Total from investment operations	(0.08)	(0.34)	1.14	3.43	(1.88)	0.51
Less distributions
From net investment income	(0.16)	(0.33)	(0.28)	(0.29)	(0.33)	(0.35)
From net realized gain	—	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.16)	(0.94)	(1.26)	(0.29)	(0.53)	(0.62)
Net asset value, end of period	$10.12	$10.36	$11.64	$11.76	$8.62	$11.03
Total return (%)[3,4]	(0.84)[5]	(2.48)	10.05	40.22	(17.96)	4.86
Ratios and supplemental data
Net assets, end of period (in millions)	$291	$304	$327	$318	$257	$334
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[6]	1.29	1.28	1.29	1.29	1.28
Expenses including reductions	1.09[6]	1.09	1.09	1.09	1.09	1.09
Net investment income	3.08[6]	2.73	2.32	2.58	2.96	3.18
Portfolio turnover (%)	12	28	24	30	33	16

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	15

CLASS C SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$10.40	$11.67	$11.79	$8.64	$11.05	$11.16
Net investment income[2]	0.13	0.22	0.20	0.19	0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.25)	(0.63)	0.85	3.17	(2.21)	0.16
Total from investment operations	(0.12)	(0.41)	1.05	3.36	(1.96)	0.43
Less distributions
From net investment income	(0.12)	(0.25)	(0.19)	(0.21)	(0.25)	(0.27)
From net realized gain	—	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.12)	(0.86)	(1.17)	(0.21)	(0.45)	(0.54)
Net asset value, end of period	$10.16	$10.40	$11.67	$11.79	$8.64	$11.05
Total return (%)[3,4]	(1.21)[5]	(3.15)	9.19	39.22	(18.59)	4.06
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$12	$20	$29	$44	$75
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[6]	1.99	1.98	1.99	1.99	1.97
Expenses including reductions	1.84[6]	1.84	1.84	1.84	1.84	1.84
Net investment income	2.43[6]	2.06	1.63	1.89	2.27	2.49
Portfolio turnover (%)	12	28	24	30	33	16

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$10.41	$11.69	$11.81	$8.65	$11.07	$11.18
Net investment income[2]	0.18	0.32	0.31	0.29	0.36	0.38
Net realized and unrealized gain (loss) on investments	(0.25)	(0.63)	0.86	3.18	(2.22)	0.16
Total from investment operations	(0.07)	(0.31)	1.17	3.47	(1.86)	0.54
Less distributions
From net investment income	(0.17)	(0.36)	(0.31)	(0.31)	(0.36)	(0.38)
From net realized gain	—	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.17)	(0.97)	(1.29)	(0.31)	(0.56)	(0.65)
Net asset value, end of period	$10.17	$10.41	$11.69	$11.81	$8.65	$11.07
Total return (%)[3]	(0.71)[4]	(2.22)	10.28	40.65	(17.77)	5.10
Ratios and supplemental data
Net assets, end of period (in millions)	$527	$550	$377	$396	$605	$815
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[5]	0.99	0.98	0.99	0.99	0.99
Expenses including reductions	0.84[5]	0.84	0.84	0.84	0.84	0.84
Net investment income	3.34[5]	3.00	2.59	2.78	3.22	3.44
Portfolio turnover (%)	12	28	24	30	33	16

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	17

CLASS R2 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$10.44	$11.71	$11.83	$8.66	$11.08	$11.19
Net investment income[2]	0.15	0.28	0.27	0.25	0.32	0.33
Net realized and unrealized gain (loss) on investments	(0.24)	(0.62)	0.85	3.19	(2.22)	0.16
Total from investment operations	(0.09)	(0.34)	1.12	3.44	(1.90)	0.49
Less distributions
From net investment income	(0.15)	(0.32)	(0.26)	(0.27)	(0.32)	(0.33)
From net realized gain	—	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.15)	(0.93)	(1.24)	(0.27)	(0.52)	(0.60)
Net asset value, end of period	$10.20	$10.44	$11.71	$11.83	$8.66	$11.08
Total return (%)[3]	(0.91)[4]	(2.53)	9.82	40.19	(18.10)	4.68
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37[5]	1.34	1.34	1.35	1.34	1.36
Expenses including reductions	1.23[5]	1.21	1.21	1.23	1.22	1.22
Net investment income	2.92[5]	2.62	2.20	2.45	2.86	3.02
Portfolio turnover (%)	12	28	24	30	33	16

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$10.39	$11.67	$11.79	$8.64	$11.06	$11.16
Net investment income[2]	0.18	0.33	0.32	0.30	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.25)	(0.63)	0.86	3.17	(2.22)	0.17
Total from investment operations	(0.07)	(0.30)	1.18	3.47	(1.85)	0.56
Less distributions
From net investment income	(0.17)	(0.37)	(0.32)	(0.32)	(0.37)	(0.39)
From net realized gain	—	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.17)	(0.98)	(1.30)	(0.32)	(0.57)	(0.66)
Net asset value, end of period	$10.15	$10.39	$11.67	$11.79	$8.64	$11.06
Total return (%)[3]	(0.66)[4]	(2.12)	10.40	40.72	(17.69)	5.31
Ratios and supplemental data
Net assets, end of period (in millions)	$266	$279	$278	$275	$245	$351
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.88	0.88	0.88	0.88	0.88
Expenses including reductions	0.74[5]	0.74	0.74	0.74	0.74	0.74
Net investment income	3.43[5]	3.06	2.68	2.94	3.34	3.57
Portfolio turnover (%)	12	28	24	30	33	16

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	19

CLASS NAV SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$10.40	$11.68	$11.80	$8.64	$11.06	$11.17
Net investment income[2]	0.19	0.33	0.32	0.29	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.26)	(0.63)	0.86	3.19	(2.22)	0.16
Total from investment operations	(0.07)	(0.30)	1.18	3.48	(1.85)	0.55
Less distributions
From net investment income	(0.17)	(0.37)	(0.32)	(0.32)	(0.37)	(0.39)
From net realized gain	—	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.17)	(0.98)	(1.30)	(0.32)	(0.57)	(0.66)
Net asset value, end of period	$10.16	$10.40	$11.68	$11.80	$8.64	$11.06
Total return (%)[3]	(0.66)[4]	(2.12)	10.40	40.83	(17.77)	5.30
Ratios and supplemental data
Net assets, end of period (in millions)	$72	$89	$109	$120	$325	$458
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.88	0.87	0.87	0.87	0.87
Expenses including reductions	0.74[5]	0.74	0.74	0.74	0.74	0.74
Net investment income	3.52[5]	3.10	2.68	2.87	3.32	3.54
Portfolio turnover (%)	12	28	24	30	33	16

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	21

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2023, by major security category or type:
	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$9,244,272	—	$9,244,272	—
Canada	79,004,479	$79,004,479	—	—
France	87,811,593	—	87,811,593	—
Germany	70,038,838	—	70,038,838	—
Ireland	11,260,019	11,260,019	—	—
Italy	15,186,195	—	15,186,195	—
Japan	20,757,494	—	20,757,494	—
Norway	9,794,233	—	9,794,233	—
South Korea	26,658,046	—	26,658,046	—
Switzerland	32,242,254	—	32,242,254	—
Taiwan	11,313,946	11,313,946	—	—
United Kingdom	111,299,438	36,868,859	74,430,579	—
United States	667,257,859	667,257,859	—	—
Short-term investments	1,509,639	1,509,639	—	—
Total investments in securities	$1,153,378,305	$807,214,801	$346,163,504	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
22	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2023, the fund loaned securities valued at $1,437,262 and received $1,509,139 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
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based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2023 were $3,823.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships, treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
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For the six months ended September 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$322,318
Class C	8,713
Class I	444,235
Class R2	415
Class	Expense reduction
Class R6	$205,988
Class NAV	58,448
Total	$1,040,117

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2023, were equivalent to a net annual effective rate of 0.63% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $53,749 for the six months ended September 30, 2023. Of this amount, $9,262 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $44,487 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2023, CDSCs received by the Distributor amounted to $273 and $12 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
26	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$457,282	$182,502
Class C	54,166	6,508
Class I	—	329,557
Class R2	1,417	15
Class R6	—	7,292
Total	$512,865	$525,874
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,000,000	2	5.56%	$(618)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2023 and for the year ended March 31, 2023 were as follows:
	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,249,665	$13,097,912	3,470,282	$36,688,345
Distributions reinvested	424,862	4,385,002	2,545,708	25,556,010
Repurchased	(2,240,047)	(23,485,703)	(4,730,402)	(49,829,402)
Net increase (decrease)	(565,520)	$(6,002,789)	1,285,588	$12,414,953
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	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class C shares
Sold	15,774	$167,664	80,695	$849,880
Distributions reinvested	11,067	114,583	111,092	1,120,930
Repurchased	(321,781)	(3,394,860)	(755,258)	(8,033,701)
Net decrease	(294,940)	$(3,112,613)	(563,471)	$(6,062,891)
Class I shares
Sold	3,861,405	$40,690,574	25,652,990	$272,709,674
Distributions reinvested	845,263	8,765,836	3,090,857	31,175,952
Repurchased	(5,701,829)	(60,019,782)	(8,206,293)	(86,522,837)
Net increase (decrease)	(995,161)	$(10,563,372)	20,537,554	$217,362,789
Class R2 shares
Sold	4,060	$43,543	7,705	$81,962
Distributions reinvested	781	8,123	4,347	43,946
Repurchased	(2,780)	(29,164)	(8,278)	(88,155)
Net increase	2,061	$22,502	3,774	$37,753
Class R6 shares
Sold	1,816,847	$19,107,316	6,182,810	$65,485,670
Distributions reinvested	445,742	4,612,182	2,427,933	24,438,490
Repurchased	(2,945,865)	(30,999,878)	(5,556,061)	(58,880,852)
Net increase (decrease)	(683,276)	$(7,280,380)	3,054,682	$31,043,308
Class NAV shares
Sold	11,410	$118,637	111,306	$1,114,757
Distributions reinvested	133,696	1,384,899	811,065	8,174,701
Repurchased	(1,630,597)	(17,185,839)	(1,726,184)	(18,900,531)
Net decrease	(1,485,491)	$(15,682,303)	(803,813)	$(9,611,073)
Total net increase (decrease)	(4,022,327)	$(42,618,955)	23,514,314	$245,184,839
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $147,886,474 and $175,000,607, respectively, for the six months ended September 30, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2023, funds within the John Hancock group of funds complex held 6.2% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
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Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	151,029	—	$89,036,222	$(87,520,662)	$(5,818)	$(103)	$34,937	—	$1,509,639

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor), for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 30-June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
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Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
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(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-year period ended December 31, 2022 and underperformed for the three-, five- and ten-year periods ended December 31, 2022. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the three-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to the fund and the
32	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	33

(b)	the Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
34	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	35

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Epoch Investment Partners, Inc.
Portfolio Managers
William W. Priest, CFA
John M. Tobin, Ph.D., CFA
Kera Van Valen, CFA
Michael A.Welhoelter, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
36	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3149098	320SA 9/23
11/2023

Semiannual report
John Hancock
International Growth Fund
International equity
September 30, 2023

A message to shareholders
Dear shareholder,
The world equity markets posted mixed results during the six months ended September 30, 2023. After a strong start to the period, developed market stocks turned lower in July on concerns that rising oil prices would contribute to a reacceleration of inflation and prompt global central banks to keep interest rates higher for longer. In addition, a string of weaker-than-expected economic data and renewed instability in China’s property sector raised the prospect of slowing global growth. The conflict in the Gaza Strip, which started just after period end, could signal more volatility. Emerging markets posted losses for the period while Canada and the United States outpaced their global peers in relative terms.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
14	Financial highlights
22	Notes to financial statements
31	Evaluation of advisory and subadvisory agreements by the Board of Trustees
38	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2023 (%)

The MSCI All Country World (ACWI) ex USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2023 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd.	5.3
Tencent Holdings, Ltd.	3.7
AstraZeneca PLC	3.3
Airbus SE	2.7
Industria de Diseno Textil SA	2.3
Tokyo Electron, Ltd.	2.3
Constellation Software, Inc.	2.2
London Stock Exchange Group PLC	2.1
Safran SA	2.1
Samsung Electronics Company, Ltd.	2.0
TOTAL	28.0
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

TOP 10 COUNTRIES AS OF 9/30/2023 (% of net assets)
United Kingdom	14.4
China	13.8
France	12.7
Japan	9.8
Taiwan	6.4
India	5.2
Germany	4.7
Ireland	4.2
Switzerland	3.7
Canada	3.6
TOTAL	78.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2023	Ending value on 9-30-2023	Expenses paid during period ended 9-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$971.50	$6.51	1.32%
	Hypothetical example	1,000.00	1,018.40	6.66	1.32%
Class C	Actual expenses/actual returns	1,000.00	968.30	9.94	2.02%
	Hypothetical example	1,000.00	1,014.90	10.18	2.02%
Class I	Actual expenses/actual returns	1,000.00	973.00	5.03	1.02%
	Hypothetical example	1,000.00	1,019.90	5.15	1.02%
Class R2	Actual expenses/actual returns	1,000.00	971.10	6.95	1.41%
	Hypothetical example	1,000.00	1,018.00	7.11	1.41%
Class R4	Actual expenses/actual returns	1,000.00	972.10	5.67	1.15%
	Hypothetical example	1,000.00	1,019.30	5.81	1.15%
Class R6	Actual expenses/actual returns	1,000.00	973.50	4.49	0.91%
	Hypothetical example	1,000.00	1,020.50	4.60	0.91%
Class 1	Actual expenses/actual returns	1,000.00	973.40	4.69	0.95%
	Hypothetical example	1,000.00	1,020.30	4.80	0.95%
Class NAV	Actual expenses/actual returns	1,000.00	973.40	4.44	0.90%
	Hypothetical example	1,000.00	1,020.50	4.55	0.90%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-23 (unaudited)
	Shares	Value
Common stocks 98.6%		$5,777,240,491
(Cost $5,219,368,336)
Australia 1.6%		93,238,172
Aristocrat Leisure, Ltd.	3,568,725	93,238,172
Belgium 2.4%		138,814,795
KBC Group NV	995,074	61,949,952
UCB SA	938,414	76,864,843
Canada 3.6%		212,817,744
ARC Resources, Ltd. (A)	5,269,888	84,116,453
Constellation Software, Inc.	62,341	128,701,291
China 13.8%		811,375,225
ANTA Sports Products, Ltd.	8,147,301	91,162,949
China Pacific Insurance Group Company, Ltd., Class A	18,155,126	71,651,520
ENN Energy Holdings, Ltd.	5,884,199	48,486,981
Focus Media Information Technology Company, Ltd., Class A	66,836,202	65,556,376
H World Group, Ltd., ADR (B)	1,811,299	71,419,520
Kweichow Moutai Company, Ltd., Class A	353,095	87,572,004
Li Ning Company, Ltd.	14,388,696	60,082,613
Tencent Holdings, Ltd.	5,611,625	217,528,803
ZTO Express Cayman, Inc., ADR	4,051,074	97,914,459
Denmark 3.1%		179,569,207
DSV A/S	462,947	86,265,882
Genmab A/S (B)	263,531	93,303,325
France 12.7%		742,065,234
Airbus SE	1,190,626	159,363,495
AXA SA	1,977,522	58,670,843
Edenred SE	1,659,770	103,828,618
Publicis Groupe SA	1,340,184	101,442,135
Safran SA	777,010	121,764,648
Thales SA	471,655	66,287,897
Vinci SA	921,853	101,985,571
Worldline SA (B)(C)	1,023,182	28,722,027
Germany 4.7%		274,454,405
Brenntag SE	1,021,157	79,013,779
Rheinmetall AG	423,107	108,844,918
Siemens AG	605,951	86,595,708
India 5.2%		304,589,126
Axis Bank, Ltd.	7,220,884	89,896,715
Bharti Airtel, Ltd.	9,827,147	109,509,216
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	7

	Shares	Value
India (continued)
Bharti Airtel, Ltd., Partly Paid Up Shares	801,744	$5,125,621
HDFC Bank, Ltd.	3,049,078	55,903,344
Hindustan Aeronautics, Ltd.	1,901,030	44,154,230
Ireland 4.2%		243,717,064
AerCap Holdings NV (B)	1,440,077	90,249,626
Flutter Entertainment PLC (London Stock Exchange) (B)	582,463	94,771,042
ICON PLC (B)	238,361	58,696,396
Italy 2.1%		126,116,784
FinecoBank SpA	4,554,757	54,999,939
Moncler SpA	1,227,104	71,116,845
Japan 9.8%		572,351,129
Advantest Corp.	2,432,396	67,848,073
Isuzu Motors, Ltd.	8,539,090	107,350,125
Mitsubishi UFJ Financial Group, Inc.	7,939,500	67,280,558
Nippon Telegraph & Telephone Corp.	79,466,500	94,059,371
Recruit Holdings Company, Ltd.	3,272,500	100,122,241
Tokyo Electron, Ltd.	993,400	135,690,761
Netherlands 1.1%		62,165,568
ASML Holding NV	105,589	62,165,568
Portugal 1.9%		113,612,250
Jeronimo Martins SGPS SA	5,058,829	113,612,250
South Korea 2.0%		119,600,363
Samsung Electronics Company, Ltd.	2,365,788	119,600,363
Spain 2.3%		136,718,143
Industria de Diseno Textil SA	3,674,028	136,718,143
Sweden 2.5%		146,550,355
Evolution AB (C)	614,511	62,009,859
Volvo AB, B Shares	4,104,378	84,540,496
Switzerland 3.7%		218,448,606
Glencore PLC	14,939,578	85,074,121
Kuehne + Nagel International AG	222,131	63,114,268
Novartis AG	687,958	70,260,217
Taiwan 6.4%		372,316,271
Accton Technology Corp.	4,119,761	63,206,123
Taiwan Semiconductor Manufacturing Company, Ltd.	18,956,551	309,110,148
United Kingdom 14.4%		844,355,801
Allfunds Group PLC	8,910,786	49,075,227
Anglo American PLC	2,587,058	71,040,032
8	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	1,425,306	$192,252,852
British American Tobacco PLC	1,752,839	55,037,193
GSK PLC	4,099,551	74,176,890
InterContinental Hotels Group PLC	1,038,784	76,823,059
London Stock Exchange Group PLC	1,249,597	125,242,779
Reckitt Benckiser Group PLC	1,415,181	99,800,215
Standard Chartered PLC	10,971,084	100,907,554
United States 1.1%		64,364,249

Schlumberger, Ltd.	1,104,018	64,364,249
Warrants 0.0%		$0
(Cost $0)
Constellation Software, Inc. (Expiration Date: 3-31-40) (B)(D)(E)	65,212	0

	Yield (%)	Shares	Value
Short-term investments 0.7%			$38,474,587
(Cost $38,476,500)
Short-term funds 0.7%			38,474,587
John Hancock Collateral Trust (F)	5.2943(G)	3,849,114	38,474,587

Total investments (Cost $5,257,844,836) 99.3%	$5,815,715,078
Other assets and liabilities, net 0.7%	42,414,664
Total net assets 100.0%	$5,858,129,742

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-23.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 9-30-23.
At 9-30-23, the aggregate cost of investments for federal income tax purposes was $5,363,379,079. Net unrealized appreciation aggregated to $452,335,999, of which $710,486,569 related to gross unrealized appreciation and $258,150,570 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $5,219,368,336) including $36,562,178 of securities loaned	$5,777,240,491
Affiliated investments, at value (Cost $38,476,500)	38,474,587
Total investments, at value (Cost $5,257,844,836)	5,815,715,078
Foreign currency, at value (Cost $1,748,142)	1,733,947
Dividends and interest receivable	37,155,391
Receivable for fund shares sold	4,686,025
Receivable for investments sold	55,396,244
Receivable for securities lending income	594
Other assets	920,303
Total assets	5,915,607,582
Liabilities
Due to custodian	2,372,904
Foreign capital gains tax payable	5,890,995
Payable for fund shares repurchased	8,856,755
Payable upon return of securities loaned	38,476,500
Payable to affiliates
Accounting and legal services fees	253,556
Transfer agent fees	328,149
Distribution and service fees	3,534
Trustees’ fees	14,745
Other liabilities and accrued expenses	1,280,702
Total liabilities	57,477,840
Net assets	$5,858,129,742
Net assets consist of
Paid-in capital	$6,566,241,968
Total distributable earnings (loss)	(708,112,226)
Net assets	$5,858,129,742

10	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($470,571,479 ÷ 20,285,359 shares)[1]	$23.20
Class C ($71,573,350 ÷ 3,253,684 shares)[1]	$22.00
Class I ($2,768,918,738 ÷ 118,324,307 shares)	$23.40
Class R2 ($12,579,069 ÷ 542,849 shares)	$23.17
Class R4 ($9,369,291 ÷ 401,521 shares)	$23.33
Class R6 ($1,742,182,163 ÷ 74,225,084 shares)	$23.47
Class 1 ($50,408,735 ÷ 2,153,200 shares)	$23.41
Class NAV ($732,526,917 ÷ 31,264,146 shares)	$23.43
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$24.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	11

STATEMENT OF OPERATIONS For the six months ended 9-30-23 (unaudited)

Investment income
Dividends	$109,885,459
Interest	3,369,701
Securities lending	668,884
Less foreign taxes withheld	(9,170,510)
Total investment income	104,753,534
Expenses
Investment management fees	26,821,732
Distribution and service fees	1,266,832
Accounting and legal services fees	672,229
Transfer agent fees	2,393,278
Trustees’ fees	101,341
Custodian fees	1,355,129
State registration fees	83,349
Printing and postage	276,236
Professional fees	177,428
Other	515,382
Total expenses	33,662,936
Less expense reductions	(246,942)
Net expenses	33,415,994
Net investment income	71,337,540
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	97,367,686
Affiliated investments	(8,387)
97,359,299
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(322,440,432)[1]
Affiliated investments	19,658
Forward foreign currency contracts	1,752
(322,419,022)
Net realized and unrealized loss	(225,059,723)
Decrease in net assets from operations	$(153,722,183)

[1]	Net of $4,778,189 increase in deferred foreign withholding taxes.
12	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-23 (unaudited)	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$71,337,540	$114,577,354
Net realized gain (loss)	97,359,299	(1,032,030,363)
Change in net unrealized appreciation (depreciation)	(322,419,022)	(302,736,673)
Decrease in net assets resulting from operations	(153,722,183)	(1,220,189,682)
Distributions to shareholders
From earnings
Class A	—	(58,671,285)
Class C	—	(13,274,712)
Class I	—	(504,628,457)
Class R2	—	(4,084,956)
Class R4	—	(826,906)
Class R6	—	(222,850,526)
Class 1	—	(6,694,331)
Class NAV	—	(90,713,513)
Total distributions	—	(901,744,686)
From fund share transactions	(952,272,764)	(2,434,699,952)
Total decrease	(1,105,994,947)	(4,556,634,320)
Net assets
Beginning of period	6,964,124,689	11,520,759,009
End of period	$5,858,129,742	$6,964,124,689
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	13

Financial highlights
CLASS A SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.88	$29.99	$37.88	$24.58	$26.79	$28.52
Net investment income (loss)[2]	0.22[3]	0.25	0.14	(0.04)	0.13	0.19
Net realized and unrealized gain (loss) on investments	(0.90)	(3.29)	(2.80)	13.34	(2.22)	(1.31)
Total from investment operations	(0.68)	(3.04)	(2.66)	13.30	(2.09)	(1.12)
Less distributions
From net investment income	—	—	(0.17)	—	(0.12)	(0.15)
From net realized gain	—	(3.07)	(5.06)	—	—	(0.46)
Total distributions	—	(3.07)	(5.23)	—	(0.12)	(0.61)
Net asset value, end of period	$23.20	$23.88	$29.99	$37.88	$24.58	$26.79
Total return (%)[4,5]	(2.85)[6]	(9.31)	(8.46)	54.11	(7.87)	(3.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$471	$502	$642	$670	$456	$609
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[7]	1.30	1.29	1.29	1.30	1.28
Expenses including reductions	1.32[7]	1.29	1.28	1.28	1.29	1.28
Net investment income (loss)	1.83[3,7]	0.99	0.37	(0.14)	0.45	0.72
Portfolio turnover (%)	23	77	78	78	80	98

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
14	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$22.73	$28.91	$36.78	$24.03	$26.27	$28.00
Net investment income (loss)[2]	0.14[3]	0.09	(0.12)	(0.26)	(0.06)	—[4]
Net realized and unrealized gain (loss) on investments	(0.87)	(3.20)	(2.69)	13.01	(2.18)	(1.27)
Total from investment operations	(0.73)	(3.11)	(2.81)	12.75	(2.24)	(1.27)
Less distributions
From net realized gain	—	(3.07)	(5.06)	—	—	(0.46)
Net asset value, end of period	$22.00	$22.73	$28.91	$36.78	$24.03	$26.27
Total return (%)[5,6]	(3.17)[7]	(9.96)	(9.10)	53.06	(8.53)	(4.37)
Ratios and supplemental data
Net assets, end of period (in millions)	$72	$96	$171	$224	$181	$263
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03[8]	2.00	1.99	1.99	2.00	1.98
Expenses including reductions	2.02[8]	1.99	1.98	1.98	1.99	1.98
Net investment income (loss)	1.19[3,8]	0.36	(0.32)	(0.81)	(0.24)	(0.01)
Portfolio turnover (%)	23	77	78	78	80	98

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	15

CLASS I SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$24.05	$30.09	$38.00	$24.63	$26.84	$28.59
Net investment income[2]	0.26[3]	0.35	0.25	0.05	0.21	0.24
Net realized and unrealized gain (loss) on investments	(0.91)	(3.32)	(2.81)	13.40	(2.22)	(1.30)
Total from investment operations	(0.65)	(2.97)	(2.56)	13.45	(2.01)	(1.06)
Less distributions
From net investment income	—	—	(0.29)	(0.08)	(0.20)	(0.23)
From net realized gain	—	(3.07)	(5.06)	—	—	(0.46)
Total distributions	—	(3.07)	(5.35)	(0.08)	(0.20)	(0.69)
Net asset value, end of period	$23.40	$24.05	$30.09	$38.00	$24.63	$26.84
Total return (%)[4]	(2.70)[5]	(9.04)	(8.19)	54.62	(7.61)	(3.45)
Ratios and supplemental data
Net assets, end of period (in millions)	$2,769	$3,587	$7,376	$8,176	$4,677	$5,576
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[6]	1.00	0.99	0.99	1.00	1.00
Expenses including reductions	1.02[6]	0.99	0.98	0.98	0.99	0.99
Net investment income	2.15[3,6]	1.37	0.66	0.14	0.74	0.89
Portfolio turnover (%)	23	77	78	78	80	98

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.87	$30.00	$37.89	$24.60	$26.82	$28.55
Net investment income (loss)[2]	0.25[3]	0.21	0.11	(0.08)	0.12	0.15
Net realized and unrealized gain (loss) on investments	(0.95)	(3.27)	(2.81)	13.37	(2.25)	(1.30)
Total from investment operations	(0.70)	(3.06)	(2.70)	13.29	(2.13)	(1.15)
Less distributions
From net investment income	—	—	(0.13)	—	(0.09)	(0.12)
From net realized gain	—	(3.07)	(5.06)	—	—	(0.46)
Total distributions	—	(3.07)	(5.19)	—	(0.09)	(0.58)
Net asset value, end of period	$23.17	$23.87	$30.00	$37.89	$24.60	$26.82
Total return (%)[4]	(2.89)[5]	(9.41)	(8.55)	54.02	(7.98)	(3.81)
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$36	$38	$50	$30	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41[6]	1.39	1.38	1.38	1.39	1.38
Expenses including reductions	1.41[6]	1.38	1.37	1.37	1.38	1.37
Net investment income (loss)	2.09[3,6]	0.85	0.29	(0.23)	0.41	0.54
Portfolio turnover (%)	23	77	78	78	80	98

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	17

CLASS R4 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$24.00	$30.08	$37.98	$24.62	$26.84	$28.57
Net investment income (loss)[2]	0.24[3]	0.43	0.20	(0.05)	0.16	0.22
Net realized and unrealized gain (loss) on investments	(0.91)	(3.44)	(2.81)	13.46	(2.22)	(1.30)
Total from investment operations	(0.67)	(3.01)	(2.61)	13.41	(2.06)	(1.08)
Less distributions
From net investment income	—	—	(0.23)	(0.05)	(0.16)	(0.19)
From net realized gain	—	(3.07)	(5.06)	—	—	(0.46)
Total distributions	—	(3.07)	(5.29)	(0.05)	(0.16)	(0.65)
Net asset value, end of period	$23.33	$24.00	$30.08	$37.98	$24.62	$26.84
Total return (%)[4]	(2.79)[5]	(9.18)	(8.31)	54.46	(7.77)	(3.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$10	$45	$49	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[6]	1.23	1.22	1.21	1.24	1.24
Expenses including reductions	1.15[6]	1.12	1.11	1.10	1.13	1.13
Net investment income (loss)	1.99[3,6]	1.61	0.54	(0.13)	0.58	0.80
Portfolio turnover (%)	23	77	78	78	80	98

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$24.11	$30.13	$38.04	$24.65	$26.86	$28.61
Net investment income[2]	0.27[3]	0.34	0.29	0.08	0.24	0.27
Net realized and unrealized gain (loss) on investments	(0.91)	(3.29)	(2.81)	13.42	(2.22)	(1.30)
Total from investment operations	(0.64)	(2.95)	(2.52)	13.50	(1.98)	(1.03)
Less distributions
From net investment income	—	—	(0.33)	(0.11)	(0.23)	(0.26)
From net realized gain	—	(3.07)	(5.06)	—	—	(0.46)
Total distributions	—	(3.07)	(5.39)	(0.11)	(0.23)	(0.72)
Net asset value, end of period	$23.47	$24.11	$30.13	$38.04	$24.65	$26.86
Total return (%)[4]	(2.65)[5]	(8.96)	(8.09)	54.79	(7.52)	(3.32)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,742	$1,908	$2,333	$2,441	$1,434	$1,836
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.89	0.88	0.88	0.89	0.89
Expenses including reductions	0.91[6]	0.89	0.87	0.88	0.88	0.88
Net investment income	2.26[3,6]	1.37	0.78	0.25	0.85	1.01
Portfolio turnover (%)	23	77	78	78	80	98

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	19

CLASS 1 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$24.06	$30.08	$37.98	$24.62	$26.83	$28.57
Net investment income[2]	0.27[3]	0.34	0.28	0.08	0.23	0.28
Net realized and unrealized gain (loss) on investments	(0.92)	(3.29)	(2.80)	13.38	(2.22)	(1.30)
Total from investment operations	(0.65)	(2.95)	(2.52)	13.46	(1.99)	(1.02)
Less distributions
From net investment income	—	—	(0.32)	(0.10)	(0.22)	(0.26)
From net realized gain	—	(3.07)	(5.06)	—	—	(0.46)
Total distributions	—	(3.07)	(5.38)	(0.10)	(0.22)	(0.72)
Net asset value, end of period	$23.41	$24.06	$30.08	$37.98	$24.62	$26.83
Total return (%)[4]	(2.66)[5]	(9.01)	(8.10)	54.68	(7.55)	(3.32)
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$58	$71	$83	$59	$78
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[6]	0.93	0.92	0.92	0.93	0.92
Expenses including reductions	0.95[6]	0.93	0.91	0.91	0.92	0.92
Net investment income	2.22[3,6]	1.34	0.74	0.23	0.82	1.05
Portfolio turnover (%)	23	77	78	78	80	98

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$24.07	$30.08	$37.99	$24.62	$26.82	$28.57
Net investment income[2]	0.27[3]	0.34	0.30	0.10	0.24	0.29
Net realized and unrealized gain (loss) on investments	(0.91)	(3.28)	(2.81)	13.38	(2.21)	(1.31)
Total from investment operations	(0.64)	(2.94)	(2.51)	13.48	(1.97)	(1.02)
Less distributions
From net investment income	—	—	(0.34)	(0.11)	(0.23)	(0.27)
From net realized gain	—	(3.07)	(5.06)	—	—	(0.46)
Total distributions	—	(3.07)	(5.40)	(0.11)	(0.23)	(0.73)
Net asset value, end of period	$23.43	$24.07	$30.08	$37.99	$24.62	$26.82
Total return (%)[4]	(2.66)[5]	(8.94)	(8.08)	54.78	(7.51)	(3.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$733	$768	$844	$1,057	$854	$1,028
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.88	0.87	0.87	0.88	0.87
Expenses including reductions	0.90[6]	0.88	0.86	0.86	0.87	0.87
Net investment income	2.26[3,6]	1.34	0.80	0.30	0.87	1.06
Portfolio turnover (%)	23	77	78	78	80	98

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a
22	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2023, by major security category or type:
	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$93,238,172	—	$93,238,172	—
Belgium	138,814,795	—	138,814,795	—
Canada	212,817,744	$212,817,744	—	—
China	811,375,225	169,333,979	642,041,246	—
Denmark	179,569,207	—	179,569,207	—
France	742,065,234	—	742,065,234	—
Germany	274,454,405	—	274,454,405	—
India	304,589,126	—	304,589,126	—
Ireland	243,717,064	148,946,022	94,771,042	—
Italy	126,116,784	—	126,116,784	—
Japan	572,351,129	—	572,351,129	—
Netherlands	62,165,568	—	62,165,568	—
Portugal	113,612,250	—	113,612,250	—
South Korea	119,600,363	—	119,600,363	—
Spain	136,718,143	—	136,718,143	—
Sweden	146,550,355	—	146,550,355	—
Switzerland	218,448,606	—	218,448,606	—
Taiwan	372,316,271	—	372,316,271	—
United Kingdom	844,355,801	—	844,355,801	—
United States	64,364,249	64,364,249	—	—
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	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Warrants	—	—	—	—
Short-term investments	$38,474,587	$38,474,587	—	—
Total investments in securities	$5,815,715,078	$633,936,581	$5,181,778,497	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2023, the fund loaned securities valued at $36,562,178 and received $38,476,500 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can
24	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2023 were $14,277.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	25

For federal income tax purposes, as of March 31, 2023, the fund has a short-term capital loss carryforward of $1,309,954,769 and a long-term capital loss carryforward of $103,827,856 available to offset future net realized capital gains. These carryforwards do not expire.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, investment in passive foreign investment companies, foreign currency transactions, corporate actions and foreign capital gain tax.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2023, this waiver amounted to 0.01% of the fund’s average
26	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$18,410
Class C	3,096
Class I	120,907
Class R2	857
Class R4	366
Class	Expense reduction
Class R6	$68,292
Class 1	2,050
Class NAV	27,973
Total	$241,951

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2023, were equivalent to a net annual effective rate of 0.80% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $4,991 for Class R4 shares for the six months ended September 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $81,611 for the six months ended September 30, 2023. Of this amount, $13,957 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $67,654 was paid as sales commissions to broker-dealers.
SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	27

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2023, CDSCs received by the Distributor amounted to $1,110 and $557 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$752,901	$300,492
Class C	422,895	50,805
Class I	—	1,992,496
Class R2	59,645	655
Class R4	17,412	259
Class R6	—	48,571
Class 1	13,979	—
Total	$1,266,832	$2,393,278
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$16,517,857	28	5.797%	($74,477)
28	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2023 and for the year ended March 31, 2023 were as follows:
	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,894,102	$45,770,451	4,121,786	$102,713,067
Distributions reinvested	—	—	2,555,111	56,442,401
Repurchased	(2,631,796)	(63,181,287)	(7,075,660)	(175,487,551)
Net decrease	(737,694)	$(17,410,836)	(398,763)	$(16,332,083)
Class C shares
Sold	26,362	$601,789	152,991	$3,573,163
Distributions reinvested	—	—	607,044	12,784,349
Repurchased	(984,953)	(22,660,042)	(2,452,425)	(58,086,690)
Net decrease	(958,591)	$(22,058,253)	(1,692,390)	$(41,729,178)
Class I shares
Sold	9,912,765	$240,501,970	58,845,096	$1,467,041,280
Distributions reinvested	—	—	20,243,461	450,012,141
Repurchased	(40,727,296)	(988,792,653)	(175,049,641)	(4,367,898,361)
Net decrease	(30,814,531)	$(748,290,683)	(95,961,084)	$(2,450,844,940)
Class R2 shares
Sold	56,936	$1,370,152	326,408	$8,123,696
Distributions reinvested	—	—	167,484	3,698,042
Repurchased	(1,003,603)	(24,183,446)	(283,249)	(6,947,643)
Net increase (decrease)	(946,667)	$(22,813,294)	210,643	$4,874,095
Class R4 shares
Sold	43,595	$1,052,969	158,362	$3,933,660
Distributions reinvested	—	—	37,265	826,906
Repurchased	(43,169)	(1,051,522)	(1,285,733)	(35,739,428)
Net increase (decrease)	426	$1,447	(1,090,106)	$(30,978,862)
Class R6 shares
Sold	5,000,606	$121,324,747	14,240,010	$359,571,642
Distributions reinvested	—	—	9,895,144	220,463,812
Repurchased	(9,906,876)	(240,711,089)	(22,459,754)	(568,706,165)
Net increase (decrease)	(4,906,270)	$(119,386,342)	1,675,400	$11,329,289
SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	29

	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	50,385	$1,225,749	172,182	$4,299,192
Distributions reinvested	—	—	301,139	6,694,331
Repurchased	(294,551)	(7,161,692)	(442,864)	(11,026,986)
Net increase (decrease)	(244,166)	$(5,935,943)	30,457	$(33,463)
Class NAV shares
Sold	1,489,990	$36,134,676	2,471,385	$63,296,784
Distributions reinvested	—	—	4,078,845	90,713,513
Repurchased	(2,137,226)	(52,513,536)	(2,705,530)	(64,995,107)
Net increase (decrease)	(647,236)	$(16,378,860)	3,844,700	$89,015,190
Total net decrease	(39,254,729)	$(952,272,764)	(93,381,143)	$(2,434,699,952)
Affiliates of the fund owned 100% and 75% of shares of Class 1 and Class NAV, respectively, on September 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,525,220,392 and $2,952,618,494, respectively, for the six months ended September 30, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2023, funds within the John Hancock group of funds complex held 9.4% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,849,114	$201,889,403	$535,713,900	$(699,139,987)	$(8,387)	$19,658	$668,884	—	$38,474,587

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
30	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting, at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 30-June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
 Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	31

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
32	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and the peer group median for the five- and ten-year periods ended December 31, 2022 and underperformed for the one- and three-year periods ended December 31, 2022. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the five- and ten-year periods.  The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor.  The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	33

advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
34	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	35

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
36	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	37

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
John A. Boselli, CFA
Alvaro Llavero
Zhaohuan (Terry) Tian, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
38	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

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California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3149101	87SA 9/23
11/2023

Semiannual report
John Hancock
U.S. Growth Fund
U.S. equity
September 30, 2023

A message to shareholders
Dear shareholder,
U.S. stocks posted gains for the six months ended September 30, 2023, although losses were experienced in August and September. Although the U.S. Federal Reserve continued to raise interest rates, falling inflation gave investors confidence that the tightening cycle would likely recede at some point within the next year. Economic growth, while slowing, remained in positive territory even as interest rates rose. Together, these factors helped stocks overcome potential headwinds such as ongoing geopolitical instability. However, the conflict in the Gaza Strip, which started just after period end, could signal more volatility.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
9	Financial statements
13	Financial highlights
20	Notes to financial statements
28	Evaluation of advisory and subadvisory agreements by the Board of Trustees
35	More information
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2023 (%)

The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2023 (% of net assets)
Microsoft Corp.	11.9
Alphabet, Inc., Class A	8.7
Apple, Inc.	7.9
Amazon.com, Inc.	6.6
NVIDIA Corp.	5.2
Meta Platforms, Inc., Class A	5.1
UnitedHealth Group, Inc.	3.2
Mastercard, Inc., Class A	2.9
Visa, Inc., Class A	2.7
Broadcom, Inc.	2.6
TOTAL	56.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2023, with the same investment held until September 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2023	Ending value on 9-30-2023	Expenses paid during period ended 9-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,118.60	$5.24	0.99%
	Hypothetical example	1,000.00	1,020.10	5.00	0.99%
Class C	Actual expenses/actual returns	1,000.00	1,114.40	9.20	1.74%
	Hypothetical example	1,000.00	1,016.30	8.77	1.74%
Class I	Actual expenses/actual returns	1,000.00	1,120.60	3.92	0.74%
	Hypothetical example	1,000.00	1,021.30	3.74	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,118.30	5.88	1.11%
	Hypothetical example	1,000.00	1,019.50	5.60	1.11%
Class R4	Actual expenses/actual returns	1,000.00	1,120.10	4.24	0.80%
	Hypothetical example	1,000.00	1,021.00	4.04	0.80%
Class R6	Actual expenses/actual returns	1,000.00	1,120.90	3.29	0.62%
	Hypothetical example	1,000.00	1,021.90	3.13	0.62%
Class NAV	Actual expenses/actual returns	1,000.00	1,120.90	3.29	0.62%
	Hypothetical example	1,000.00	1,021.90	3.13	0.62%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	5

Fund’s investments
AS OF 9-30-23 (unaudited)
	Shares	Value
Common stocks 99.9%		$1,075,352,457
(Cost $729,106,644)
Communication services 13.8%		148,584,462
Interactive media and services 13.8%
Alphabet, Inc., Class A (A)	717,336	93,870,589
Meta Platforms, Inc., Class A (A)	182,252	54,713,873
Consumer discretionary 14.1%		152,120,993
Broadline retail 6.6%
Amazon.com, Inc. (A)	561,819	71,418,431
Hotels, restaurants and leisure 4.9%
Airbnb, Inc., Class A (A)	105,019	14,409,657
Booking Holdings, Inc. (A)	5,606	17,288,624
DraftKings, Inc., Class A (A)	382,697	11,266,600
Hyatt Hotels Corp., Class A (B)	86,866	9,214,745
Household durables 1.0%
Lennar Corp., A Shares	97,760	10,971,605
Specialty retail 1.6%
AutoZone, Inc. (A)	6,910	17,551,331
Consumer staples 1.1%		12,394,377
Beverages 1.1%
Monster Beverage Corp. (A)	234,077	12,394,377
Energy 1.1%		11,420,504
Energy equipment and services 1.1%
Schlumberger, Ltd.	195,892	11,420,504
Financials 15.1%		163,135,981
Capital markets 4.2%
Ares Management Corp., Class A	169,371	17,423,195
MSCI, Inc.	33,439	17,156,882
S&P Global, Inc.	29,727	10,862,543
Financial services 6.9%
FleetCor Technologies, Inc. (A)	55,222	14,100,385
Mastercard, Inc., Class A	78,821	31,206,022
Visa, Inc., Class A	127,542	29,335,935
Insurance 4.0%
Arch Capital Group, Ltd. (A)	154,943	12,350,507
Marsh & McLennan Companies, Inc.	77,113	14,674,604
The Progressive Corp.	115,046	16,025,908
6	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 9.0%		$96,770,692
Biotechnology 1.4%
Vertex Pharmaceuticals, Inc. (A)	42,413	14,748,697
Health care providers and services 4.3%
McKesson Corp.	28,246	12,282,773
UnitedHealth Group, Inc.	67,801	34,184,586
Pharmaceuticals 3.3%
Eli Lilly & Company	43,095	23,147,617
Merck & Company, Inc.	120,515	12,407,019
Industrials 6.1%		65,344,779
Building products 1.0%
Builders FirstSource, Inc. (A)	90,054	11,210,822
Commercial services and supplies 1.1%
Clean Harbors, Inc. (A)	67,814	11,349,351
Ground transportation 2.0%
Uber Technologies, Inc. (A)	460,053	21,157,837
Professional services 2.0%
EXL Service Holdings, Inc. (A)	383,988	10,767,024
TransUnion	151,271	10,859,745
Information technology 38.5%		414,205,149
Electronic equipment, instruments and components 2.7%
Flex, Ltd. (A)	409,756	11,055,217
Jabil, Inc.	142,496	18,081,317
IT services 1.5%
Gartner, Inc. (A)	46,118	15,846,606
Semiconductors and semiconductor equipment 11.3%
Analog Devices, Inc.	70,988	12,429,289
Broadcom, Inc.	33,193	27,569,442
KLA Corp.	32,427	14,872,968
NVIDIA Corp.	129,204	56,202,448
ON Semiconductor Corp. (A)	109,862	10,211,673
Software 15.1%
Microsoft Corp.	404,133	127,604,995
Salesforce, Inc. (A)	87,466	17,736,355
ServiceNow, Inc. (A)	30,189	16,874,443
Technology hardware, storage and peripherals 7.9%
Apple, Inc.	500,674	85,720,396
Real estate 1.1%		11,375,520
Specialized REITs 1.1%
Iron Mountain, Inc.	191,346	11,375,520

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	7

	Yield (%)	Shares	Value
Short-term investments 0.1%			$971,626
(Cost $971,628)
Short-term funds 0.1%			971,626
John Hancock Collateral Trust (C)	5.2943(D)	2,213	22,125
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2787(D)	949,501	949,501

Total investments (Cost $730,078,272) 100.0%	$1,076,324,083
Other assets and liabilities, net 0.0%	203,680
Total net assets 100.0%	$1,076,527,763

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
At 9-30-23, the aggregate cost of investments for federal income tax purposes was $731,223,396. Net unrealized appreciation aggregated to $345,100,687, of which $351,866,744 related to gross unrealized appreciation and $6,766,057 related to gross unrealized depreciation.
8	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $730,056,145) including $21,624 of securities loaned	$1,076,301,958
Affiliated investments, at value (Cost $22,127)	22,125
Total investments, at value (Cost $730,078,272)	1,076,324,083
Cash	950
Dividends and interest receivable	300,022
Receivable for fund shares sold	634,763
Receivable for securities lending income	118
Other assets	155,622
Total assets	1,077,415,558
Liabilities
Payable for investments purchased	20,348
Payable for fund shares repurchased	609,155
Payable upon return of securities loaned	22,100
Payable to affiliates
Accounting and legal services fees	54,920
Transfer agent fees	85,987
Distribution and service fees	233
Other liabilities and accrued expenses	95,052
Total liabilities	887,795
Net assets	$1,076,527,763
Net assets consist of
Paid-in capital	$680,040,370
Total distributable earnings (loss)	396,487,393
Net assets	$1,076,527,763

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	9

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($600,448,006 ÷ 29,328,182 shares)[1]	$20.47
Class C ($19,740,636 ÷ 1,033,868 shares)[1]	$19.09
Class I ($267,175,496 ÷ 12,777,504 shares)	$20.91
Class R2 ($1,107,583 ÷ 53,778 shares)	$20.60
Class R4 ($15,588 ÷ 746 shares)	$20.89[2]
Class R6 ($134,997,007 ÷ 6,413,453 shares)	$21.05
Class NAV ($53,043,447 ÷ 2,520,592 shares)	$21.04
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$21.55

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $20.89 is calculated using Net assets of $15,587.84 and Shares outstanding of 746.17.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-23 (unaudited)

Investment income
Dividends	$3,245,487
Interest	1,896
Securities lending	112
Total investment income	3,247,495
Expenses
Investment management fees	2,984,347
Distribution and service fees	847,643
Accounting and legal services fees	112,951
Transfer agent fees	534,641
Trustees’ fees	11,342
Custodian fees	63,924
State registration fees	66,738
Printing and postage	32,982
Professional fees	40,607
Other	29,647
Total expenses	4,724,822
Less expense reductions	(39,253)
Net expenses	4,685,569
Net investment loss	(1,438,074)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	29,966,595
Affiliated investments	46
29,966,641
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	89,073,940
Affiliated investments	(2)
89,073,938
Net realized and unrealized gain	119,040,579
Increase in net assets from operations	$117,602,505
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-23 (unaudited)	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,438,074)	$747,905
Net realized gain	29,966,641	24,562,260
Change in net unrealized appreciation (depreciation)	89,073,938	(168,714,240)
Increase (decrease) in net assets resulting from operations	117,602,505	(143,404,075)
Distributions to shareholders
From earnings
Class A	—	(52,473,465)
Class C	—	(2,139,626)
Class I	—	(23,364,807)
Class R2	—	(123,707)
Class R4	—	(1,417)
Class R6	—	(11,875,722)
Class NAV	—	(4,145,376)
Total distributions	—	(94,124,120)
From fund share transactions	(36,603,238)	(13,096,826)
Total increase (decrease)	80,999,267	(250,625,021)
Net assets
Beginning of period	995,528,496	1,246,153,517
End of period	$1,076,527,763	$995,528,496
12	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$18.30	$22.99	$23.96	$16.24	$16.23	$17.94
Net investment income (loss)[2]	(0.04)	(0.01)	(0.10)	(0.07)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	2.21	(2.76)	2.75	8.40	—[3]	2.22
Total from investment operations	2.17	(2.77)	2.65	8.33	0.01	2.21
Less distributions
From net investment income	—	—	—	—	—	(0.03)
From net realized gain	—	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	—	(1.92)	(3.62)	(0.61)	—	(3.92)
Net asset value, end of period	$20.47	$18.30	$22.99	$23.96	$16.24	$16.23
Total return (%)[4,5]	11.86[6]	(11.22)	10.06	51.37	0.06	12.22
Ratios and supplemental data
Net assets, end of period (in millions)	$600	$547	$670	$653	$458	$404
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[7]	0.99	0.96	1.01	1.01	1.10
Expenses including reductions	0.99[7]	0.98	0.96	1.00	1.00	1.09
Net investment income (loss)	(0.38)[7]	(0.04)	(0.40)	(0.31)	0.03	(0.07)
Portfolio turnover (%)	33	103	91	101	91[8]	88[9]

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
[9]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	13

CLASS C SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$17.13	$21.84	$23.08	$15.77	$15.88	$17.71
Net investment loss[2]	(0.11)	(0.14)	(0.28)	(0.23)	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	2.07	(2.65)	2.66	8.15	0.01	2.20
Total from investment operations	1.96	(2.79)	2.38	7.92	(0.11)	2.06
Less distributions
From net realized gain	—	(1.92)	(3.62)	(0.61)	—	(3.89)
Net asset value, end of period	$19.09	$17.13	$21.84	$23.08	$15.77	$15.88
Total return (%)[3,4]	11.44[5]	(11.93)	9.25	50.29	(0.69)	11.44
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$19	$30	$35	$23	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74[6]	1.74	1.71	1.76	1.76	1.85
Expenses including reductions	1.74[6]	1.73	1.71	1.75	1.75	1.84
Net investment loss	(1.13)[6]	(0.78)	(1.15)	(1.07)	(0.72)	(0.85)
Portfolio turnover (%)	33	103	91	101	91[7]	88[8]

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
[8]	Excludes in-kind transactions.
14	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$18.66	$23.35	$24.23	$16.38	$16.36	$18.05
Net investment income (loss)[2]	(0.01)	0.04	(0.04)	(0.01)	0.05	0.04
Net realized and unrealized gain (loss) on investments	2.26	(2.81)	2.78	8.49	(0.01)	2.23
Total from investment operations	2.25	(2.77)	2.74	8.48	0.04	2.27
Less distributions
From net investment income	—	—	—	(0.02)	(0.02)	(0.07)
From net realized gain	—	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	—	(1.92)	(3.62)	(0.63)	(0.02)	(3.96)
Net asset value, end of period	$20.91	$18.66	$23.35	$24.23	$16.38	$16.36
Total return (%)[3]	12.06[4]	(11.05)	10.33	51.84	0.26	12.55
Ratios and supplemental data
Net assets, end of period (in millions)	$267	$262	$347	$408	$321	$115
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74[5]	0.74	0.71	0.76	0.76	0.87
Expenses including reductions	0.74[5]	0.73	0.71	0.75	0.75	0.86
Net investment income (loss)	(0.13)[5]	0.21	(0.16)	(0.06)	0.28	0.25
Portfolio turnover (%)	33	103	91	101	91[6]	88[7]

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions and merger activity.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	15

CLASS R2 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$18.42	$23.16	$24.15	$16.38	$16.40	$18.08
Net investment loss[2]	(0.05)	(0.03)	(0.14)	(0.10)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	2.23	(2.79)	2.77	8.48	—[3]	2.25
Total from investment operations	2.18	(2.82)	2.63	8.38	(0.02)	2.21
Less distributions
From net investment income	—	—	—	—	—	—[3]
From net realized gain	—	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	—	(1.92)	(3.62)	(0.61)	—	(3.89)
Net asset value, end of period	$20.60	$18.42	$23.16	$24.15	$16.38	$16.40
Total return (%)[4]	11.83[5]	(11.36)	9.89	51.24	(0.12)	12.13
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.12	1.10	1.14	1.15	1.25
Expenses including reductions	1.11[6]	1.11	1.09	1.13	1.14	1.25
Net investment loss	(0.50)[6]	(0.16)	(0.54)	(0.45)	(0.11)	(0.22)
Portfolio turnover (%)	33	103	91	101	91[7]	88[8]

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
[8]	Excludes in-kind transactions.
16	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$18.65	$23.36	$24.25	$16.41	$16.39	$18.08
Net investment income (loss)[2]	(0.02)	0.02	(0.05)	(0.03)	0.03	0.01
Net realized and unrealized gain (loss) on investments	2.26	(2.81)	2.78	8.48	—[3]	2.24
Total from investment operations	2.24	(2.79)	2.73	8.45	0.03	2.25
Less distributions
From net investment income	—	—	—	—[3]	(0.01)	(0.05)
From net realized gain	—	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	—	(1.92)	(3.62)	(0.61)	(0.01)	(3.94)
Net asset value, end of period	$20.89	$18.65	$23.36	$24.25	$16.41	$16.39
Total return (%)[4]	12.01[5]	(11.13)	10.27	51.59	0.17	12.36
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[7]	0.95	0.89	1.00	1.00	1.10
Expenses including reductions	0.80[7]	0.84	0.79	0.89	0.89	1.00
Net investment income (loss)	(0.19)[7]	0.12	(0.23)	(0.14)	0.15	0.03
Portfolio turnover (%)	33	103	91	101	91[8]	88[9]

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
[9]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	17

CLASS R6 SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$18.78	$23.45	$24.30	$16.42	$16.39	$18.08
Net investment income (loss)[2]	—	0.06	(0.01)	0.01	0.07	0.05
Net realized and unrealized gain (loss) on investments	2.27	(2.81)	2.78	8.51	—[3]	2.24
Total from investment operations	2.27	(2.75)	2.77	8.52	0.07	2.29
Less distributions
From net investment income	—	—	—	(0.03)	(0.04)	(0.09)
From net realized gain	—	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	—	(1.92)	(3.62)	(0.64)	(0.04)	(3.98)
Net asset value, end of period	$21.05	$18.78	$23.45	$24.30	$16.42	$16.39
Total return (%)[4]	12.09[5]	(10.91)	10.43	51.96	0.38	12.68
Ratios and supplemental data
Net assets, end of period (in millions)	$135	$121	$145	$147	$99	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[6]	0.63	0.61	0.65	0.65	0.75
Expenses including reductions	0.62[6]	0.63	0.60	0.64	0.64	0.74
Net investment income (loss)	(0.02)[6]	0.32	(0.05)	0.04	0.37	0.29
Portfolio turnover (%)	33	103	91	101	91[7]	88[8]

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
[8]	Excludes in-kind transactions.
18	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-23[1]	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$18.77	$23.45	$24.29	$16.41	$16.38	$18.07
Net investment income (loss)[2]	—	0.06	(0.01)	0.01	0.07	0.03
Net realized and unrealized gain (loss) on investments	2.27	(2.82)	2.79	8.51	—[3]	2.26
Total from investment operations	2.27	(2.76)	2.78	8.52	0.07	2.29
Less distributions
From net investment income	—	—	—	(0.03)	(0.04)	(0.09)
From net realized gain	—	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	—	(1.92)	(3.62)	(0.64)	(0.04)	(3.98)
Net asset value, end of period	$21.04	$18.77	$23.45	$24.29	$16.41	$16.38
Total return (%)[4]	12.09[5]	(10.96)	10.48	52.01	0.39	12.69
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$45	$52	$54	$40	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62[7]	0.62	0.60	0.64	0.64	0.74
Expenses including reductions	0.62[7]	0.62	0.59	0.63	0.63	0.73
Net investment income (loss)	(0.01)[7]	0.33	(0.04)	0.06	0.41	0.18
Portfolio turnover (%)	33	103	91	101	91[8]	88[9]

[1]	Six months ended 9-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
[9]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Growth Fund  (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
20	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	21

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2023, the fund loaned securities valued at $21,624 and received $22,100 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2023 were $3,520.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
22	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and net operating losses.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Aggregate net assets include the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$21,760
Class C	745
Class I	10,037
Class R2	43
Class	Expense reduction
Class R6	$4,802
Class NAV	1,859
Total	$39,246

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2023, were equivalent to a net annual effective rate of 0.55% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	23

Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $7 for Class R4 shares for the six months ended September 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $102,473 for the six months ended September 30, 2023. Of this amount, $17,287 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $85,186 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2023, CDSCs received by the Distributor amounted to $354 and $248 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
24	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended September 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$742,954	$355,043
Class C	101,824	12,176
Class I	—	164,013
Class R2	2,844	31
Class R4	21	—
Class R6	—	3,378
Total	$847,643	$534,641
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,100,000	3	5.550%	$1,896
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2023 and for the year ended March 31, 2023 were as follows:
	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,230,104	$24,843,535	1,802,319	$34,073,217
Distributions reinvested	—	—	3,096,748	51,498,951
Repurchased	(1,786,567)	(35,788,392)	(4,163,977)	(79,567,057)
Net increase (decrease)	(556,463)	$(10,944,857)	735,090	$6,005,111
Class C shares
Sold	94,022	$1,734,854	76,383	$1,375,885
Distributions reinvested	—	—	137,042	2,137,853
Repurchased	(187,847)	(3,496,125)	(472,717)	(8,404,996)
Net decrease	(93,825)	$(1,761,271)	(259,292)	$(4,891,258)
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	25

	Six Months Ended 9-30-23		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	1,035,954	$21,312,533	4,226,606	$80,874,177
Distributions reinvested	—	—	1,376,354	23,329,193
Repurchased	(2,285,223)	(46,935,575)	(6,429,940)	(125,779,097)
Net decrease	(1,249,269)	$(25,623,042)	(826,980)	$(21,575,727)
Class R2 shares
Sold	6,221	$123,490	8,565	$170,572
Distributions reinvested	—	—	6,625	110,964
Repurchased	(20,918)	(414,604)	(11,523)	(215,716)
Net increase (decrease)	(14,697)	$(291,114)	3,667	$65,820
Class R4 shares
Sold	6	$135	559	$10,468
Distributions reinvested	—	—	23	392
Repurchased	(26)	(550)	—	—
Net increase (decrease)	(20)	$(415)	582	$10,860
Class R6 shares
Sold	794,808	$16,607,756	1,245,396	$24,849,817
Distributions reinvested	—	—	696,523	11,875,722
Repurchased	(834,426)	(16,990,705)	(1,675,915)	(32,375,118)
Net increase (decrease)	(39,618)	$(382,949)	266,004	$4,350,421
Class NAV shares
Sold	225,342	$4,684,140	206,786	$4,035,518
Distributions reinvested	—	—	243,131	4,145,376
Repurchased	(110,317)	(2,283,730)	(268,244)	(5,242,947)
Net increase	115,025	$2,400,410	181,673	$2,937,947
Total net increase (decrease)	(1,838,867)	$(36,603,238)	100,744	$(13,096,826)
Affiliates of the fund owned 73% and 100% of shares of Class R4 and Class NAV, respectively, on September 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $349,742,728 and $387,900,439, respectively, for the six months ended September 30, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
26	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,213	—	$2,277,350	$(2,255,269)	$46	$(2)	$112	—	$22,125

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	27

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock U.S. Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 30-June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
28	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	29

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2022 and underperformed for the three-, five- and ten-year periods ended December 31, 2022. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as
30	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	31

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
32	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fee is lower than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	33

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
34	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
John A. Boselli, CFA
Timothy N. Manning
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	35

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3149118	393SA 9/23
11/2023

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 30, 2023
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	October 30, 2023